UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Bond Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense - 0.49%
Honeywell International Inc.,
5.000%, 2-15-19	$5,000	$5,177

Banking - 3.10%
JPMorgan Chase & Co.:
4.650%, 6-1-14	7,000	7,374
6.000%, 1-15-18	10,000	10,749
KeyBank National Association (Federal Deposit Insurance Corporation),
3.200%, 6-15-12 (A)	8,000	8,304
U.S. BANCORP,
4.200%, 5-15-14	6,200	6,436
		32,863
Beverage / Bottling - 1.27%
Anheuser-Busch InBev Worldwide Inc.:
5.375%, 11-15-14 (B)	8,000	8,469
5.375%, 1-15-20 (C)	2,000	2,041
Bottling Group, LLC,
5.125%, 1-15-19	2,800	2,910
		13,420
Biotechnology - 0.52%
Amgen Inc.:
6.150%, 6-1-18	3,000	3,323
5.700%, 2-1-19	2,000	2,145
		5,468
Building Products - 0.44%
Hanson PLC,
7.875%, 9-27-10	4,500	4,663

Cable & Satellite - 1.65%
Comcast Cable Communications, Inc.,
8.500%, 5-1-27	5,250	5,958
Cox Communications, Inc.,
4.625%, 1-15-10	3,000	3,002
EchoStar DBS Corporation,
6.375%, 10-1-11	3,000	3,098
Walt Disney Company (The),
4.700%, 12-1-12	5,000	5,383
		17,441
CMBS Other - 2.90%
COMM 2005-C6,
5.144%, 6-10-44	18,500	18,793
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	6,000	5,830
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 (D)	6,000	6,038
		30,661
Coal & Consumable Fuels - 0.29%
Peabody Energy Corporation,
6.875%, 3-15-13	3,000	3,034

Computer Hardware - 1.39%
Hewlett-Packard Company:
6.500%, 7-1-12	6,000	6,628
4.750%, 6-2-14	3,000	3,204
International Business Machines Corporation,
7.625%, 10-15-18	4,000	4,885
		14,717
Conglomerate / Diversified Mfg - 0.47%
Westinghouse Electric Corporation,
8.875%, 6-14-14	4,500	4,944

Diversified Banks - 0.51%
Wells Fargo Financial, Inc.,
5.500%, 8-1-12	5,000	5,352

Diversified Chemicals - 1.74%
Dow Chemical Company (The),
7.600%, 5-15-14	1,975	2,247
E.I. du Pont de Nemours and Company:
5.000%, 1-15-13	3,900	4,177
5.875%, 1-15-14	2,150	2,375
5.750%, 3-15-19	9,000	9,649
		18,448
Diversified Metals & Mining - 0.36%
BHP Billiton Finance (USA) Limited,
5.500%, 4-1-14	3,500	3,839

Electric - 1.39%
Duke Energy Ohio, Inc.,
2.100%, 6-15-13	4,000	3,949
HQI Transelec Chile S.A.,
7.875%, 4-15-11	1,218	1,262
NorthWestern Corporation,
6.340%, 4-1-19	7,000	7,245
Pepco Holdings, Inc.,
4.000%, 5-15-10	2,250	2,271
		14,727
Electrical Components & Equipment - 0.24%
Emerson Electric Co.,
4.875%, 10-15-19	2,500	2,555

Environmental & Facilities Services - 0.15%
Allied Waste North America, Inc.,
7.125%, 5-15-16	1,500	1,598

Finance - Other - 2.77%
CHYPS CBO 1997-1 Ltd.,
6.720%, 1-15-10 (C)	827	8
General Electric Capital Corporation:
5.250%, 10-19-12	5,250	5,587
3.750%, 11-14-14	11,000	10,982
5.625%, 5-1-18	5,500	5,636
Student Loan Marketing Association,
0.000%, 10-3-22 (E)	9,420	4,640
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (B)	2,300	2,478
		29,331
Finance Companies - 0.15%
ISA Capital do Brasil S.A.,
7.875%, 1-30-12 (C)	1,500	1,564

Gas - Local Distribution - 0.70%
AGL Capital Corporation,
7.125%, 1-14-11	7,000	7,387

Gas Pipe Lines - 1.92%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (B)	9,809	10,736
Northern Natural Gas,
7.000%, 6-1-11 (C)	3,000	3,224
Tennessee Gas Pipeline Company,
7.000%, 3-15-27	6,000	6,377
		20,337
Health Care Facilities - 0.06%
HCA - The Healthcare Company,
8.750%, 9-1-10	609	623

Household Appliances - 0.27%
Controladora Mabe, S.A. de C.V.,
6.500%, 12-15-15 (C)	3,000	2,880

Household Products - 1.17%
Procter & Gamble Company (The),
8.000%, 9-1-24	10,000	12,382

Industrial Machinery - 0.72%
Illinois Tool Works Inc.,
5.150%, 4-1-14	7,000	7,627

Integrated Telecommunication Services - 0.71%
AT&T Inc.:
4.950%, 1-15-13	2,000	2,134
5.800%, 2-15-19	1,500	1,599
AT&T Wireless Services, Inc.,
7.875%, 3-1-11	3,500	3,760
		7,493
Life Insurance - 0.48%
Prudential Financial, Inc.,
4.750%, 9-17-15	5,000	5,070

Metals / Mining - 0.79%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	7,000	8,388

Multi-Utilities - 1.08%
Dominion Resources, Inc.,
5.250%, 8-1-33	7,500	7,814
Duke Energy Corporation,
6.250%, 1-15-12	3,325	3,595
		11,409
Oil & Gas - 0.47%
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	4,500	5,006

Oil & Gas Equipment & Services - 0.83%
Halliburton Company:
6.150%, 9-15-19	3,000	3,350
6.750%, 2-1-27	4,950	5,404
		8,754
Oilfield Machinery & Service - 0.96%
Weatherford International, Inc.,
5.950%, 6-15-12	9,500	10,167

Other Diversified Financial Services - 0.30%
Bank of America Corporation,
6.500%, 8-1-16	3,000	3,226

Other Mortgage-Backed Securities - 0.67%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10- 43 (D)	7,000	7,083

Other Non-Agency REMIC/CMO - 3.34%
Countrywide Home Loans Mortgage Pass-Through Trust 2005-28,
5.250%, 1-25-19	10,208	8,398
Countrywide Home Loans Mortgage Trust 2005-J4,
5.500%, 11-25-35	8,250	5,606
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.500%, 9-25-35	6,000	3,585
GSR Mortgage Loan Trust 2004-2F,
7.000%, 1-25-34	1,811	1,822
MASTR Adjustable Rate Mortgages Trust 2005-1,
4.481%, 3-25-35 (D)	6,328	866
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
3.709%, 2-25-34 (D)	2,884	1,206
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-12,
3.708%, 9-25-34 (D)	3,535	477
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-18,
3.265%, 12-25-34 (D)	5,677	59
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
3.258%, 3-25-34 (D)	3,548	495
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
3.464%, 5-25-34 (D)	2,878	167
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2005-21,
5.644%, 11-25-35 (D)	2,794	8
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22,
5.454%, 12-25-35 (D)	2,646	6
Structured Asset Securities Corporation Trust 2005-16,
5.500%, 9-25-35	7,000	5,917
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.500%, 9-25-18	6,914	6,764
		35,376
Paper / Forest Products - 0.10%
Westvaco Corporation,
7.500%, 6-15-27	1,190	1,043

Pharmaceuticals - 3.10%
GlaxoSmithKline Capital Inc.,
5.650%, 5-15-18	7,500	8,089
Johnson & Johnson,
5.150%, 7-15-18	6,000	6,454
Merck & Co., Inc.,
4.750%, 3-1-15	4,500	4,825
Pfizer Inc.,
5.350%, 3-15-15	8,400	9,181
Roche Holdings Ltd,
5.000%, 3-1-14 (B)	4,000	4,279
		32,828
Property & Casualty Insurance - 1.96%
Berkshire Hathaway Finance Corporation:
4.000%, 4-15-12	7,000	7,336
4.750%, 5-15-12	4,500	4,797
5.000%, 8-15-13	8,000	8,603
		20,736
Service - Other - 0.29%
Trustees of Princeton University (The),
4.950%, 3-1-19	3,000	3,093

Soft Drinks - 0.83%
Coca-Cola Company (The),
5.350%, 11-15-17	7,000	7,541
PepsiCo, Inc.,
7.900%, 11-1-18	1,000	1,227
		8,768
Telecommunications - 2.18%
British Telecommunications plc,
5.150%, 1-15-13	10,000	10,428
Deutsche Telekom International Finance B.V.,
4.875%, 7-8-14	6,000	6,292
New York Telephone Company,
6.700%, 11-1-23	2,250	2,227
Telecom Italia Capital,
6.999%, 6- 4-18	3,750	4,126
		23,073
Utilities - Water - 0.29%
California Water Service Company,
5.875%, 5-1-19	3,000	3,082

TOTAL CORPORATE DEBT SECURITIES - 43.05%		$455,633

(Cost: $465,125)

MUNICIPAL BONDS - TAXABLE

Massachusetts - 0.37%
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University Issue, Series C (2008),
5.260%, 10-1-18	3,750	3,869

Minnesota - 0.33%
Independent School District No. 318 (Itasca County), Minnesota, General Obligation Taxable OPEB Bonds, Series 2009A,
4.750%, 2-1-19	3,515	3,469

New York - 1.12%
New York City Industrial Development Agency,
11.000%, 3-1-29 (C)	10,750	11,949

TOTAL MUNICIPAL BONDS - TAXABLE - 1.82%		$19,287

(Cost: $18,002)

OTHER GOVERNMENT SECURITIES

Brazil - 0.15%
Federative Republic of Brazil (The),
9.250%, 10-22-10	1,500	1,607

Canada - 0.97%
Province de Quebec,
7.140%, 2-27-26	9,200	10,233

TOTAL OTHER GOVERNMENT SECURITIES - 1.12%		$11,840

(Cost: $10,964)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 2.20%
Federal Farm Credit Bank:
4.350%, 9-2-14	10,000	10,652
4.600%, 1-29-20	7,500	7,461
Federal National Mortgage Association,
4.000%, 1-18-13	5,000	5,143
		23,256
Mortgage-Backed Obligations - 31.19%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.000%, 2-15-23	8,915	9,209
4.500%, 6-15-27	9,907	10,302
4.500%, 5-15-32	8,848	9,150
5.260%, 6-1-34	1,263	1,337
4.000%, 11-15-36	8,851	9,074
5.508%, 12-1-36 (D)	2,797	2,953
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.000%, 5-15-16	1,201	1,231
5.000%, 5-15-19	4,500	4,764
5.000%, 7-15-19	1,723	1,743
5.000%, 5-15-23	5,500	5,705
5.000%, 3-15-25	7,000	7,215
7.500%, 9-15-29	1,097	1,211
4.250%, 3-15-31	1,317	1,341
5.000%, 5-15-31	7,084	7,340
5.500%, 9-15-31	6,243	6,379
5.000%, 9-15-32	3,000	3,137
5.500%, 5-15-34	1,373	1,452
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (F)
5.500%, 12-15-13	1,326	56
5.000%, 6-15-24	458	4
5.000%, 7-15-29	2,001	105
5.000%, 9-15-31	4,979	447
5.500%, 10-15-31	6,388	565
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.000%, 6-1-14	1,416	1,453
4.500%, 4-1-18	1,754	1,827
4.500%, 3-1-19	1,708	1,775
4.500%, 10-1-20	6,653	6,927
5.000%, 6-1-21	3,111	3,270
5.000%, 11-1-21	2,114	2,218
5.500%, 3-1-22	5,947	6,330
6.000%, 7-1-22	2,818	3,010
6.000%, 8-1-22	1,754	1,874
5.000%, 7-1-25	4,810	4,974
6.000%, 2-1-27	2,864	3,063
5.000%, 3-1-35	3,184	3,271
5.500%, 10-1-35	3,852	4,050
5.500%, 8-1-36	3,898	4,091
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
3.427%, 12-1-36 (D)	1,982	2,028
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3-25-18	8,500	9,010
5.000%, 6-25-18	6,750	7,141
5.000%, 9-25-18	5,000	5,278
5.000%, 9-25-18	2,000	2,086
5.000%, 3-25-29	8,000	8,308
5.500%, 2-25-32	2,600	2,641
5.500%, 10-25-32	10,000	10,500
4.000%, 11-25-32	1,400	1,425
4.000%, 3-25-33	1,283	1,308
5.000%, 7-15-33	10,000	10,401
3.500%, 8-25-33	3,188	3,213
4.500%, 12-25-34	5,146	5,287
5.500%, 7-15-36	5,787	6,107
4.500%, 5-25-37	8,913	9,178
4.000%, 3-25-39	7,473	7,588
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 3-25-18	216	1
5.500%, 1-25-33	4,176	569
5.500%, 11-25-36	20,369	2,961
5.500%, 8-25-37	8,857	1,361
Federal National Mortgage Association Fixed Rate Participation Certificates (Interest Only), (F)
5.750%, 8-25-32	2,513	301
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 3-1-18	2,804	2,954
4.000%, 11-1-18	2,874	2,947
4.500%, 6-1-19	4,923	5,119
4.500%, 8-1-19	5,508	5,727
4.500%, 9-1-19	9,154	9,519
5.000%, 12-1-19	2,875	3,025
5.000%, 6-1-20	1,170	1,230
5.500%, 11-1-22	6,371	6,792
5.500%, 10-1-23	1,774	1,886
5.000%, 4-1-24	4,702	4,880
4.500%, 7-25-24	3,000	3,054
5.000%, 5-1-28	8,481	8,776
5.500%, 9-25-31	4,202	4,407
5.000%, 6-25-32	5,250	5,467
5.500%, 2-1-33	3,852	4,053
6.000%, 4-1-33	1,532	1,637
5.000%, 9-1-33	7,740	7,976
5.500%, 2-1-35	7,229	7,598
5.000%, 5-1-35	4,414	4,539
5.500%, 1-25-39	3,299	3,464
Government National Mortgage Association Agency REMIC/CMO,
4.585%, 8-16-34	5,000	5,212
Government National Mortgage Association Agency REMIC/CMO (Interest Only), (F)
5.000%, 7-16-22	3,120	351
		330,158
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 33.39%		$353,414

(Cost: $345,969)

UNITED STATES GOVERNMENT OBLIGATIONS - 13.83%

Treasury Obligations
United States Treasury Bond Principal STRIPS,
0.000%, 11-15-21 (E)	17,000	10,010
United States Treasury Bonds:
8.000%, 11-15-21	8,900	12,119
6.125%, 11-15-27	19,000	22,634
United States Treasury Notes:
4.125%, 8-31-12	24,850	26,566
4.250%, 8-15-13	33,300	35,933
4.000%, 2-15-14	9,000	9,624
3.625%, 8-15-19	30,000	29,494
(Cost: $143,003)		$146,380

SHORT-TERM SECURITIES

Commercial Paper (G) - 4.63%
Citigroup Funding Inc.,
0.160%, 1-25-10	7,000	6,999
Ecolab Inc.,
0.010%, 1-4-10	9,038	9,038
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.290%, 1-22-10	5,000	4,999
John Deere Credit Limited (John Deere Capital Corporation),
0.140%, 1-21-10	8,000	7,999
Straight-A Funding, LLC (Federal Financing Bank),
0.160%, 2-8-10	10,000	9,999
Toyota Motor Credit Corporation,
0.130%, 2-16-10	10,000	9,999
		49,033
Commercial Paper (backed by irrevocable bank letter of credit) (G) - 0.47%
River Fuel Trust #1 (Bank of New York (The)),
0.250%, 3-15-10	5,000	4,997

Master Note - 0.22%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (H)	2,308	2,308

Municipal Obligations - 0.56%
City of Whiting, Indiana, Industrial Sewage and Solid Waste Disposal Revenue Refunding Bonds (Amoco Oil Company Project), Series 1998 (Amoco Corporation and Amoco Company),
0.230%, 1-4-10 (D)	5,900	5,900

TOTAL SHORT-TERM SECURITIES - 5.88%		$62,238

(Cost: $62,238)

TOTAL INVESTMENT SECURITIES - 99.09%		$1,048,792

(Cost: $1,045,301)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.91%		9,598

NET ASSETS - 100.00%		$1,058,390

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

Level 1		Level 2	Level 3

Assets
Investments in Securities
Corporate Debt Securities	$ ––	$ 455,625	$ 8
Municipal Bonds	––	19,287	––
Other Government Securities	––	11,840	––
United States Government Agency Obligations	––	353,414	––
United States Government Obligations	––	146,380	––
Short-Term Securities	––	62,238	––

Total Investments in Securities	$ ––	$1,048,784	$ 8

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities

Beginning Balance 10-1-09	$1,039
Net realized gain (loss)	(1,193)
Net unrealized appreciation (depreciation)	1,191
Net purchases (sales)	2
Transfers in and/or (out) of Level 3 during the period	(1,031)

Ending Balance 12-31-09	$8

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$8

(A)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $25,962 or 2.45% of net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $21,666 or 2.05% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(E)Zero coupon bond.

(F)Amount shown in principal column represents notional amount for computation of interest.

(G)Rate shown is the yield to maturity at December 31, 2009.

(H)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit
STRIPS = Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF INVESTMENTS
Cash Management (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper (A)
Corporacion Andina de Fomento:
1.370%, 2-12-10	$21,300	$21,265
1.140%, 4-13-10	19,500	19,436
1.090%, 10-5-10	11,000	10,909
1.110%, 10-15-10	10,000	9,912

Total Commercial Paper - 5.02%		61,522

Commercial Paper (backed by irrevocable bank letter of credit) (A)
Baystate Health, Inc. (Bank of America, N.A.),
0.200%, 1-6-10	5,000	5,000
COFCO Capital Corp. (Rabobank Nederland):
0.300%, 1-7-10	18,300	18,299
0.330%, 1-14-10	43,800	43,795
River Fuel Company #2, Inc. (Bank of New York (The)),
0.220%, 1-29-10	26,000	25,995
River Fuel Trust #1 (Bank of New York (The)):
0.230%, 1-15-10	19,000	18,998
0.250%, 3-15-10	4,186	4,184

Total Commercial Paper (backed by irrevocable bank letter of credit) - 9.49%		116,271

Master Note - 0.05%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (B)	601	601

Notes
3M Company,
5.610%, 12-12-10	45,000	47,228
American Honda Finance Corp.:
0.631%, 1-29-10 (C)	27,500	27,440
0.678%, 2-5-10 (C)	7,500	7,484
0.325%, 2-9-10 (C)	10,600	10,566
1.773%, 2-16-10 (B)	21,500	21,500
Bank of America Corporation,
4.500%, 8-1-10	13,200	13,441
Bank of America Corporation (Federal Deposit Insurance Corporation),
0.284%, 3-15-10 (B)(D)	73,900	73,900
Bank of America, N.A.:
0.657%, 1-22-10 (B)	12,800	12,800
0.873%, 2-12-10 (B)	28,000	27,884
Bear Stearns Companies Inc. (The) (JPMorgan Chase & Co.),
0.391%, 2-18-10 (B)	15,475	15,468
BellSouth Corporation (AT&T Inc.),
4.950%, 4-26-10 (C)	53,300	53,700
BP Capital Markets p.l.c.,
0.385%, 3-11-10 (B)	17,100	17,100
Citibank, N.A. (Federal Deposit Insurance Corporation),
0.301%, 3-30-10 (B)(D)	37,200	37,200
Citigroup Funding Inc.:
1.325%, 2-8-10 (B)	5,000	4,993
0.423%, 2-16-10 (B)	9,300	9,273
0.421%, 2-18-10 (B)	5,000	4,993
Citigroup Funding Inc. (Federal Deposit Insurance Corporation),
0.381%, 1-29-10 (B)(D)	19,100	19,100
Citigroup Inc.:
4.625%, 8-3-10	30,600	31,152
6.500%, 1-18-11	10,620	11,108
Countrywide Financial Corporation,
4.500%, 6-15-10	5,500	5,582
IBM International Group Capital LLC (International Business Machines Corporation),
0.496%, 2-26-10 (B)	11,000	11,000
John Deere Capital Corporation,
0.706%, 2-26-10 (C)	7,500	7,495
JPMorgan Chase & Co.,
0.331%, 3-25-10 (B)	7,500	7,488
Praxair Inc.,
0.346%, 2-26-10 (B)	11,400	11,400
Procter & Gamble Company (The),
0.285%, 2-8-10 (B)	7,500	7,500
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.525%, 2-8-10 (C)	3,750	3,750
Rabobank Nederland,
0.273%, 2-16-10 (B)	7,500	7,500
Roche Holdings, Inc.,
1.262%, 2-25-10 (C)	48,500	48,510
Royal Bank of Scotland PLC (The),
0.981%, 1-28-10 (B)	37,000	37,000
Toyota Motor Credit Corporation,
1.304%, 1-15-10 (C)	30,000	30,000
Wells Fargo & Company,
4.200%, 1-15-10	7,000	7,005

Total Notes - 51.48%		630,560

Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corporation, Variable/Fixed Rate Taxable Demand Revenue Bonds, Series 2000 (Wachovia Bank, N.A.),
0.290%, 1-1-10 (B)	2,360	2,360
Don Greene Poultry, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2003 (Wachovia Bank, N.A.),
0.290%, 1-1-10 (B)	6,800	6,800
EPC - Allentown, LLC, Incremental Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
0.290%, 1-1-10 (B)	8,640	8,640
Industrial Development Corporation of the Port of Bellingham, Environmental Facilities Industrial Revenue Bonds (BP West Coast Products LLC Project), Series 2009 (BP p.l.c.) (Wachovia Bank, N.A.),
0.230%, 2-1-10	3,500	3,500
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, National Association),
1.000%, 1-4-10 (B)	4,125	4,125
The Academy of the New Church, Taxable Variable Rate Demand Bonds, Series 2008 (Wachovia Bank, N.A.),
0.240%, 1-1-10 (B)	20,000	20,000
Trap Rock Industries, Inc., Taxable Variable Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
0.240%, 1-1-10 (B)	13,000	13,000

Total Notes (backed by irrevocable bank letter of credit) - 4.77%		58,425

TOTAL CORPORATE OBLIGATIONS - 70.81%		$867,379

(Cost: $867,379)

MUNICIPAL OBLIGATIONS

California - 1.18%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997A (BP p.l.c.),
0.240%, 3-1-10	5,750	5,750
City of Los Angeles, Wastewater System Subordinate Revenue Bonds, Variable Rate Refunding, Series 2008-G (Bank of America, N.A.),
0.190%, 1-4-10 (B)	8,745	8,745
		14,495
Colorado - 0.53%
Castle Pines North Finance Corporation, Variable Rate Certificates of Participation, Series 2009 (Wells Fargo Bank, National Association),
0.250%, 1-4-10 (B)	3,075	3,075
Colorado Health Facilities Authority, Variable Rate Revenue Bonds (Exempla, Inc.), Series 2009A (U.S. Bank N.A.),
0.200%, 1-6-10 (B)	750	750
The Town of Castle Rock, Colorado, Certificates of Participation, Series 2008 (Wells Fargo Bank, N.A.),
0.250%, 1-4-10 (B)	1,000	1,000
Westminster Economic Development Authority,
      City of Westminster, Colorado, Tax Increment
      Adjustable Rate Revenue Refunding Bonds
      (Mandalay Gardens Urban Renewal Project),
      Series 2009 (U.S. Bank National Association),

0.250%, 1-4-10 (B)	1,630	1,630
		6,455
Georgia - 2.62%
Development Authority of Talbot County, Incremental Taxable Industrial Development Revenue Bonds (Junction City Mining Company, LLC Project), Series 2000 (Wachovia Bank, N.A.),
0.240%, 1-4-10 (B)	5,650	5,650
Habersham County Development Authority, Tax-Exempt Adjustable Mode, Industrial Development Revenue Bonds (Steelcell of North America, Inc. Project), Series 2009 (Bank of America, N.A.),
0.260%, 1-4-10 (B)	6,500	6,500
Municipal Electric Authority of Georgia (MEAG):
0.470%, 1-6-10	10,000	10,000
0.680%, 2-4-10	10,000	10,000
		32,150
Illinois - 5.66%
City of Chicago Illinois, Economic Development Revenue Bonds, Series 1992 (Crane Carton Company Project) (Bank of America, N.A.),
0.420%, 1-1-10 (B)	3,000	3,000
City of Chicago, General Obligation Tender Notes, Taxable Series 2009 (U.S. Bank N.A.),
1.340%, 7-8-10	22,500	22,500
Illinois Finance Authority, Variable Rate Demand Revenue Bonds, Series 2009 (The Carle Foundation) (JPMorgan Chase Bank, N.A.),
0.200%, 1-4-10 (B)	5,000	5,000
State of Illinois, General Obligation Certificates of August, 2009,
2.000%, 6-10-10	26,000	26,104
State of Illinois, General Obligation Certificates of May, 2009,
4.000%, 4-26-10	12,600	12,705
		69,309
Indiana - 2.43%
City of Whiting, Indiana, Environmental Facilities Revenue Bonds (BP Products North America Inc. Project), Series 2005 (BP p.l.c.),
0.230%, 1-4-10 (B)	12,800	12,800
City of Whiting, Indiana, Environmental Facilities Revenue Bonds (BP Products North America Inc. Project), Series 2009 (BP p.l.c.),
0.230%, 2-1-10	5,000	5,000
City of Whiting, Indiana, Environmental Facilities Revenue Bonds, (BP Products North America Inc. Project), Series 2003 (BP p.l.c.),
0.230%, 1-4-10 (B)	4,750	4,750
City of Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (BP Products North America Inc. Project), Series 2002C (BP p.l.c.),
0.230%, 1-4-10 (B)	5,200	5,200
Indiana Finance Authority, Health System Revenue Bonds, Series 2009H (Sisters of St. Francis Health Services, Inc. Obligated Group) (JPMorgan Chase Bank),
0.220%, 1-4-10 (B)	2,000	2,000
		29,750
Louisiana - 2.20%
Louisiana Public Facilities Authority, Revenue Bonds (Air Products and Chemicals Project), Series 2009A (The Bank of New York Mellon Trust Company, N.A.),
0.290%, 1-4-10 (B)	11,000	11,000
Louisiana Public Facilities Authority, Variable Rate Revenue Refunding Bonds, Series 2009B-1 (The Bank of New York Mellon Trust Company, N.A.),
0.170%, 1-6-10 (B)	6,000	6,000
Parish of St. Bernard, State of Louisiana, Exempt Facility Revenue Bonds (Mobil Oil Corporation Project), Series 1996 (Exxon Mobil Corporation),
0.200%, 1-4-10 (B)	10,000	10,000
		27,000
Maryland - 0.66%
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health Systems Issue, Series 2009A (Wachovia Bank, N.A.),
0.240%, 1-1-10 (B)	8,085	8,085

Mississippi - 1.95%
Mississippi Business Finance Corporation, Adjustable Mode Industrial Development Revenue Bonds (Belk, Inc. Project), Series 2005 (Wachovia Bank, N.A.),
0.240%, 1-4-10 (B)	8,919	8,919
Mississippi Business Finance Corporation, Taxable Industrial Development Revenue Bonds, Series 2000 (Telapex, Inc. Project) (Wachovia Bank, N.A.),
0.240%, 1-4-10 (B)	15,000	15,000
		23,919
Missouri - 0.84%
City of Kansas City, Missouri, Variable Rate Demand Taxable Special Obligation Refunding Bonds (President Hotel Redevelopment Project), Series 2009B (JPMorgan Chase Bank, N.A.),
0.280%, 1-1-10 (B)	7,000	7,000
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Ninth Street Garage Project), Series 2004B (Bank of America, N.A.),
0.250%, 1-4-10 (B)	3,265	3,265
		10,265
New York - 3.63%
New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds (Long Island Lighting Company Project) 1997 Series A (Royal Bank of Scotland),
0.270%, 1-4-10 (B)	6,600	6,600
New York State Housing Finance Agency, Archstone Westbury Housing Revenue Bonds, Series A (Bank of America, N.A.),
0.270%, 1-4-10 (B)	18,860	18,860
New York State Housing Finance Agency, Related-Caroline Apartments Housing Revenue Bonds, 2008 Series A (Federal Home Loan Mortgage Corporation),
0.300%, 1-1-10 (B)	11,000	11,000
The City of New York, General Obligation Bonds, Fiscal 2006 Series E (Bank of America, N.A.),
0.190%, 1-4-10 (B)	8,000	8,000
		44,460
North Carolina - 0.25%
North Carolina Capital Facilities Finance Agency, Exempt Facilities Revenue Bonds (Republic Services, Inc. Project), Series 2004 (Bank of America, N.A.),
0.210%, 1-4-10 (B)	3,105	3,105

Ohio - 0.91%
County of Lucas, Ohio, Taxable Arena Improvement Notes, Series 2009, General Obligation Bond Anticipation Notes,
1.750%, 7-22-10	11,000	11,015

Tennessee - 0.49%
The Health and Educational Facilities Board of the
      Metropolitan Government of Nashville and
      Davidson County, Tennessee, Variable Rate
      Revenue and Refunding Bonds (Meharry Medical
      College Project), Series 1998 (Bank of America, N.A.),

0.250%, 1-1-10 (B)	3,460	3,460
The Public Building Authority of the County of Montgomery, Tennessee, Adjustable Rate Pooled Financing, Revenue Bonds, Series 2008 (Tennessee County Loan Pool) (Bank of America, N.A.),
0.260%, 1-1-10 (B)	2,500	2,500
		5,960
Texas - 0.87%
Port Arthur Navigation District Industrial Development Corporation, Exempt Facilities Revenue Bonds (Air Products Project), Series 2005 (Air Products and Chemicals, Inc.),
0.250%, 1-4-10 (B)	6,700	6,700
West Side Calhoun County Navigation District (Texas), Sewage and Solid Waste Disposal Revenue Bonds (BP Chemicals Inc. Project) Series 1996 (British Petroleum Company p.l.c. (The)),
0.230%, 1-4-10 (B)	4,000	4,000
		10,700
Virginia - 0.61%
Peninsula Ports Authority of Virginia, Coal Terminal Revenue Refunding Bonds (Dominion Terminal Associates Project), Series 1987-A (U.S. Bank, N.A.),
0.220%, 1-6-10	7,500	7,500

Washington - 0.26%
Industrial Development Corporation of the Port of Bellingham (Washington), Environmental Facilities Industrial Revenue Bonds (BP West Coast Products LLC Project), Series 2003 (BP p.l.c.),
0.230%, 1-4-10 (B)	1,000	1,000
Washington State Housing Finance Commission, Variable Rate Demand Multifamily Mortgage Revenue Bonds (Lake Washington Apartments Project), Series 1996 (U.S. Bank N.A.),
0.280%, 1-4-10 (B)	2,180	2,180
		3,180
Wisconsin - 1.84%
Wisconsin Health and Educational Facilities Authority Variable Rate, Demand Revenue Bonds, Series 1998B (Wausau Hospital, Inc.) (JPMorgan Chase Bank, N.A.),
0.250%, 1-4-10 (B)	3,500	3,500
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2008-A (U.S. Bank N.A.),
0.600%, 12-2-10	19,000	19,000
		22,500

TOTAL MUNICIPAL OBLIGATIONS - 26.93%		$329,848

(Cost: $329,848)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

United States Government Agency Obligations
Overseas Private Investment Corporation,
0.160%, 2-15-10 (B)	9,000	9,000
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
0.504%, 4-15-10 (B)	24,573	24,573

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 2.74%		$33,573

(Cost: $33,573)

TOTAL INVESTMENT SECURITIES - 100.48%		$1,230,800

(Cost: $1,230,800)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.48%)		(5,806)

NET ASSETS - 100.00%		$1,224,994

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

Level 1		Level 2	Level 3

Assets
Investments in Securities
Corporate Obligations	$ ––	$ 867,379	$ ––
Municipal Obligations	––	329,848	––
United States Government Agency Obligations	––	33,573	––

Total Investments in Securities	$ ––	$1,230,800	$ ––

(A)Rate shown is the yield to maturity at December 31, 2009.

(B)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(D)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

SCHEDULE OF INVESTMENTS
Global Bond Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense - 1.02%
BAE Systems Holdings Inc.,
4.750%, 8-15-10 (A)	$6,000	$6,091
Raytheon Company,
5.375%, 4-1-13	1,000	1,082
		7,173
Agricultural Products - 0.80%
Bunge Limited Finance Corp.:
7.800%, 10-15-12	4,000	4,371
5.350%, 4-15-14	1,200	1,227
		5,598
Agriculture - 0.83%
Ciliandra Perkasa Finance Company Pte. Ltd.,
10.750%, 12-8-11	3,000	3,078
Cosan S.A. Industria e Comercio,
8.250%, 11-15-19	1,200	1,068
IOI Resources (L) Berhad, Convertible,
0.000%, 1-15-13 (B)	1,700	1,698
		5,844
Air Freight & Logistics - 0.05%
FedEx Corporation,
7.375%, 1-15-14	300	340

Banking - 2.27%
Banco BMG S.A.:
8.750%, 7-1-10 (C)	667	678
8.750%, 7-1-10	544	554
9.150%, 1-15-16	2,000	2,060
9.150%, 1-15-16 (C)	500	515
Banco Cruzeiro do Sul,
9.375%, 9-26-11	1,382	1,424
Bank of Tokyo-Mitsubishi, Ltd. (The),
8.400%, 4-15-10	1,000	1,016
Export-Import Bank of Korea (The),
5.500%, 10-17-12	5,000	5,321
Hongkong and Shanghai Banking Corporation (The),
5.000%, 8-29-49 (D)	2,500	2,225
VTB Capital S.A.,
6.609%, 10-31-12 (C)	2,000	2,038
		15,831
Beverage / Bottling - 2.60%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (E)	BRL6,050	3,432
Anheuser-Busch InBev Worldwide Inc.,
3.000%, 10-15-12 (A)	$1,250	1,256
Companhia Brasileira de Bebidas,
10.500%, 12-15-11	2,000	2,305
Miller Brewing Company,
5.500%, 8-15-13	3,300	3,513
Molson Coors Capital Finance,
4.850%, 9-22-10	2,000	2,060
PepsiAmericas, Inc.,
5.750%, 7-31-12	2,200	2,392
SABMiller plc,
5.700%, 1-15-14	3,000	3,241
		18,199
Building Products - 0.36%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	2,650	2,518

Coal & Consumable Fuels - 0.58%
Peabody Energy Corporation,
6.875%, 3-15-13	4,000	4,045

Communications Equipment - 0.63%
Reliance Communications Limited, Convertible,
0.000%, 3-1-12 (B)	4,300	4,409

Conglomerate / Diversified Mfg - 1.21%
Bombardier Inc.,
6.750%, 5-1-12 (C)	6,000	6,195
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8-15-13	2,125	2,295
		8,490
Construction Business - 1.07%
Odebrecht Finance Ltd.:
9.625%, 4-9-14 (C)	6,000	6,915
7.500%, 10-18-17	524	544
		7,459
Consumer Products - 0.59%
Clorox Company (The),
5.450%, 10-15-12	385	414
Xinyu Hengdeli Holdings Limited,
0.000%, 8-24-12 (B)(E)	CNY25,000	3,750
		4,164
Consumer Products / Tobacco - 0.29%
Central European Distribution Corporation,
8.000%, 7-25-12 (A)(E)	EUR1,360	2,028

Distillers & Vintners - 0.76%
Diageo Capital plc,
5.200%, 1-30-13	$5,000	5,353

Diversified Banks - 0.89%
ICICI Bank Limited:
5.750%, 1-12-12 (C)	3,000	3,090
6.625%, 10-3-12 (C)	3,000	3,148
		6,238
Diversified Chemicals - 0.16%
Dow Chemical Company (The),
7.600%, 5-15-14	1,000	1,138

Diversified Metals & Mining - 0.25%
BHP Billiton Finance (USA) Limited,
8.500%, 12-1-12	1,500	1,753

Diversified Telecom - 0.07%
Telefonica de Argentina S.A.,
9.125%, 11-7-10	500	523

Electric - 5.69%
Abu Dhabi National Energy Company PJSC:
5.620%, 10-25-12	3,000	3,055
5.620%, 10-25-12 (C)	3,000	3,055
Allegheny Energy, Inc.,
8.250%, 4-15-12 (C)	5,000	5,471
Aquila, Inc.,
11.875%, 7-1-12 (D)	2,500	2,895
DPL Inc.,
6.875%, 9-1-11	1,500	1,603
ENEL Finance International S.A.,
3.875%, 10-7-14 (A)	2,500	2,530
HQI Transelec Chile S.A.,
7.875%, 4-15-11	1,312	1,359
Korea Southern Power Co., Ltd.,
5.375%, 4-18-13 (C)	2,000	2,038
NorthWestern Corporation,
5.875%, 11-1-14	2,500	2,593
Oncor Electric Delivery Company,
6.375%, 5-1-12	1,000	1,080
PPL Energy Supply, LLC:
6.400%, 11-1-11	5,300	5,696
6.300%, 7-15-13	700	754
TransAlta Corporation,
5.750%, 12-15-13	3,500	3,689
UtiliCorp United Inc.,
7.950%, 2-1-11	3,900	4,076
		39,894
Electronics - 0.43%
STATS ChipPAC Ltd.,
7.500%, 7-19-10	2,983	3,017

Energy - 0.80%
China Petroleum & Chemical Corporation, Convertible,
0.000%, 4-24-14 (B)(E)	HKD15,200	2,163
CITIC Resources Finance (2007) Limited,
6.750%, 5-15-14 (C)	$2,500	2,437
Subsea 7 Inc., Convertible,
0.000%, 6-29-17 (B)	1,000	998
		5,598
Environmental & Facilities Services - 0.88%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	4,000	4,159
Allied Waste North America, Inc.,
6.125%, 2-15-14	2,000	2,035
		6,194
Finance Companies - 1.85%
C5 Capital (SPV) Limited:
6.196%, 12-31-49 (C)(D)	4,500	3,081
6.196%, 12-31-49 (D)	750	513
Central European Distribution Corporation,
9.125%, 12-1-16 (C)	2,000	2,060
Diageo Finance B.V.,
5.500%, 4-1-13	1,000	1,077
ISA Capital do Brasil S.A.:
7.875%, 1-30-12 (A)	3,000	3,127
7.875%, 1-30-12	250	261
SLM Corporation,
0.264%, 4-1-14 (D)	2,500	1,863
Toyota Motor Credit Corporation,
1.320%, 1-18-15 (D)	1,000	993
		12,975
Food Processors - 1.42%
Cadbury Schweppes US Finance LLC,
5.125%, 10-1-13	6,000	6,240
Cargill, Inc.,
6.375%, 6-1-12 (C)	3,370	3,671
		9,911
Forest Products - 0.82%
Sino-Forest Corporation,
10.250%, 7-28-14 (C)	5,250	5,723

Gas - Local Distribution - 2.17%
AGL Capital Corporation,
7.125%, 1-14-11	5,000	5,277
DCP Midstream, LLC,
9.700%, 12-1-13 (C)	5,000	5,902
National Fuel Gas Company,
6.700%, 11-21-11	3,700	3,959
		15,138
Gas Pipe Lines - 2.59%
KeySpan Corporation,
7.625%, 11-15-10	2,905	3,063
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (C)	6,376	6,978
Plains All American Pipeline, L.P., PAA Finance Corp.:
7.750%, 10-15-12	2,900	3,264
5.625%, 12-15-13	400	422
TransCapitalInvest Limited,
6.103%, 6-27-12 (C)	2,000	2,075
Transneft,
6.103%, 6-27-12	500	519
Transportadora de Gas Del Sur S.A.,
7.875%, 5-14-17 (C)	2,000	1,770
		18,091
Health Care Facilities - 1.16%
HCA Inc.:
6.750%, 7-15-13	2,200	2,167
9.125%, 11-15-14	2,775	2,928
HealthSouth Corporation,
10.750%, 6-15-16	2,775	3,018
		8,113
Health Care Facilities / Supplies - 0.04%
DASA Finance Corporation,
8.750%, 5-29-18	300	311

Hotels, Resorts & Cruise Lines - 0.73%
Royal Caribbean Cruises Ltd.,
8.750%, 2-2-11	4,872	5,097

Household Appliances - 0.55%
Controladora Mabe, S.A. de C.V.:
6.500%, 12-15-15	2,000	1,920
6.500%, 12-15-15 (A)	2,000	1,920
		3,840
Industrial - Other - 0.61%
CCL Finance Limited,
9.500%, 8-15-14 (C)	4,000	4,300

Investment Banking & Brokerage - 0.13%
Morgan Stanley,
0.710%, 5-1-14 (D)	1,000	932

Metals / Mining - 6.76%
ALROSA Finance S.A.,
8.875%, 11-17-14	3,600	3,704
Anglo American Capital plc,
9.375%, 4-8-14 (C)	5,000	5,999
Indo Integrated Energy B.V.,
8.500%, 6-1-12	4,900	4,947
PT Adaro Indonesia,
7.625%, 10-22-19	1,500	1,483
Raspadskaya Securities Limited,
7.500%, 5-22-12	3,500	3,530
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	6,750	8,088
Teck Resources Limited,
9.750%, 5-15-14	6,000	6,922
Vedanta Resources plc:
6.625%, 2-22-10 (C)	2,500	2,506
6.625%, 2-22-10	1,850	1,855
8.750%, 1-15-14	2,000	2,045
Xstrata plc,
8.375%, 2-15-11	5,850	6,275
		47,354
Multi-Utilities - 0.75%
Black Hills Corporation,
6.500%, 5-15-13	5,000	5,230

Office Electronics - 0.59%
Xerox Corporation:
7.125%, 6-15-10	3,000	3,068
5.500%, 5-15-12	1,000	1,057
		4,125
Oil & Gas - 2.85%
Cenovus Energy Inc.,
4.500%, 9-15-14 (C)	2,000	2,064
Empresa Nacional del Petroleo,
6.750%, 11-15-12 (A)	2,400	2,601
Petroleum Geo-Services ASA, Convertible,
2.700%, 12-3-12	6,800	5,754
Premcor Refining Group Inc. (The),
6.750%, 5-1-14	1,500	1,531
Ras Laffan liquefied Natural Gas Co. Ltd.,
5.500%, 9-30-14 (C)	3,000	3,143
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	2,500	2,781
TNK-BP Finance S.A.,
6.125%, 3-20-12	2,000	2,050
		19,924
Oil & Gas Drilling - 0.44%
Seadrill Ltd., Convertible,
3.625%, 11-8-12	3,100	3,085

Oil & Gas Equipment & Services - 0.41%
Smith International, Inc.,
8.625%, 3-15-14	2,500	2,891

Oil & Gas Exploration & Production - 0.15%
Anadarko Petroleum Corporation,
5.750%, 6-15-14	1,000	1,084

Oil & Gas Storage & Transportation - 1.12%
Energy Transfer Partners, L.P.,
5.650%, 8-1-12	3,100	3,295
Northern Border Partners, L.P.,
8.875%, 6-15-10	3,500	3,617
ONEOK Partners, L.P.,
5.900%, 4-1-12	865	917
		7,829
Oilfield Machinery & Service - 1.53%
Frontier Oil Corporation,
6.625%, 10-1-11	2,780	2,797
Pride International, Inc.,
7.375%, 7-15-14	2,500	2,581
Weatherford International, Inc.,
5.950%, 6-15-12	5,000	5,352
		10,730
Paper / Forest Products - 2.87%
Celulosa Arauco y Constitucion S.A.:
8.625%, 8-15-10	2,350	2,461
7.750%, 9-13-11	3,750	4,069
Fibria Overseas Finance Ltd.,
9.250%, 10-30-19 (A)	3,000	3,368
International Paper Company,
7.400%, 6-15-14	5,350	5,958
Weyerhaeuser Company,
6.750%, 3-15-12	4,000	4,238
		20,094
Publishing - 0.74%
Pearson Dollar Finance Two plc:
5.500%, 5-6-13 (C)	3,000	3,150
5.500%, 5-6-13	2,000	2,099
		5,249
Railroads - 1.42%
Burlington Northern Santa Fe Corporation,
5.900%, 7-1-12	4,500	4,878
Kansas City Southern de Mexico, S.A. de C.V.,
7.375%, 6-1-14	3,500	3,413
TFM, S.A. de C.V.,
9.375%, 5-1-12	1,500	1,556
		9,847
Restaurants - 0.32%
Arcos Dorados B.V.,
7.500%, 10-1-19 (C)	2,250	2,230

Retail Stores - Other - 0.44%
Parkson Retail Group Limited,
7.125%, 5-30-12	3,000	3,050

Service - Other - 0.82%
Waste Management, Inc.,
7.375%, 8-1-10	5,575	5,775

Soft Drinks - 0.61%
Coca-Cola HBC Finance B.V.,
5.500%, 9-17-15	3,900	4,259

Steel - 0.95%
ArcelorMittal,
9.000%, 2-15-15	2,250	2,657
Evraz Group S.A.,
8.875%, 4-24-13 (C)	4,000	4,000
		6,657
Tobacco - 0.25%
B.A.T. International Finance p.l.c,
8.125%, 11-15-13 (C)	1,500	1,734

Trading Companies & Distributors - 1.10%
Noble Group Limited,
8.500%, 5-30-13 (C)	6,900	7,711

Transportation - 0.41%
PB Issuer Limited, Convertible,
3.300%, 2-1-13	3,000	2,880

Transportation - Other - 0.31%
Ultrapetrol (Bahamas) Limited,
9.000%, 11-24-14	2,350	2,165

Trucking & Shipping - 0.09%
Arpeni Pratama Ocean Line Investment B.V.,
8.750%, 5-3-13 (C)	1,250	663

Utilities - 3.19%
CESP - Companhia Energetica de Sao Paulo:
9.750%, 1-15-15 (A)(E)	BRL6,400	4,307
9.750%, 1-15-15 (E)	4,500	3,028
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12-15-16 (C)	$2,000	1,630
8.875%, 12-15-16	1,000	815
Hidroelectrica El Chocon S.A.,
3.754%, 9-15-11 (D)	1,950	1,599
Hidroelectrica Piedra del Aguila S.A.,
9.000%, 7-11-17 (A)	500	458
Majapahit Holding B.V.,
7.250%, 10-17-11 (A)	1,000	1,045
NiSource Finance Corp.,
7.875%, 11-15-10	5,000	5,241
Veolia Environment,
5.250%, 6-3-13	4,000	4,230
		22,353
Wireless Telecommunication Service - 2.56%
America Movil, S.A. de C.V.,
5.500%, 3-1-14	3,000	3,184
Mobile TeleSystems Finance S.A.,
8.375%, 10-14-10	3,500	3,618
Mobile TeleSystems OJSC,
8.700%, 6-12-18 (D)(E)	RUB115,000	3,783
Open Joint Stock Company "Vimpel-Communications",
8.000%, 2-11-10	$3,125	3,145
Sprint Capital Corporation,
7.625%, 1-30-11	2,000	2,048
VIP Finance Ireland Limited,
8.375%, 4-30-13 (C)	2,000	2,115
		17,893

TOTAL CORPORATE DEBT SECURITIES - 64.98%		$455,049

(Cost: $435,418)

OTHER GOVERNMENT SECURITIES

Canada - 2.54%
Canadian Government Bonds:
4.000%, 9-1-10 (E)	CAD10,000	9,781
3.750%, 6-1-12 (E)	8,000	8,004
		17,785
Germany - 0.72%
Bundesobligation,
3.250%, 4-9-10 (E)	EUR3,500	5,054

Norway - 1.39%
Norway Government Bonds,
6.000%, 5-16-11 (E)	NOK53,800	9,735

Russia - 0.32%
Open Joint Stock Company "Russian Railroads",
8.500%, 7-6-11 (E)	RUB65,000	2,136
Russian Federation,
8.250%, 3-31-10 (C)	$111	113
		2,249
Supranational - 1.48%
CENTRAL AMERICAN BANK FOR ECONOMIC INTEGRATION:
4.875%, 1-15-12 (A)	4,500	4,557
4.875%, 1-15-12	1,500	1,519
Corporacion Andina de Fomento,
7.375%, 1-18-11	2,500	2,633
European Bank for Reconstruction and Development,
6.500%, 12-20-10 (E)	RUB50,000	1,648
		10,357
United Kingdom - 2.16%
United Kingdom Treasury,
4.250%, 3-7-11 (E)	GBP9,000	15,120

TOTAL OTHER GOVERNMENT SECURITIES - 8.61%		$60,300

(Cost: $65,634)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 8.95%

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.000%, 5-15-24	$3,067	3,170
4.000%, 11-15-36	3,079	3,157
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (F)
4.500%, 8-15-17	819	22
5.000%, 5-15-18	1,111	143
5.000%, 4-15-19	117	11
5.000%, 4-15-19	58	5
5.000%, 11-15-22	216	14
5.500%, 3-15-23	103	15
5.000%, 5-15-23	103	10
5.000%, 8-15-23	80	8
5.500%, 2-15-24	822	38
5.000%, 6-15-24	1,150	11
5.000%, 9-15-24	51	––	*
5.500%, 9-15-24	7	––	*
5.500%, 4-15-25	570	34
5.500%, 4-15-25	14	––	*
5.000%, 9-15-25	104	1
5.500%, 10-15-25	1,216	196
5.000%, 2-15-26	470	5
5.000%, 4-15-26	375	6
5.000%, 10-15-28	446	28
5.000%, 8-15-30	3,308	162
5.000%, 10-15-30	1,250	143
5.500%, 3-15-31	93	6
5.500%, 10-15-32	2,589	245
5.500%, 1-15-33	637	101
5.500%, 5-15-33	1,951	286
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.500%, 10-1-35	8,544	8,555
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1-25-19	2,937	3,045
4.000%, 9-25-24	2,944	3,050
5.000%, 2-25-35	6,721	7,011
3.500%, 9-25-39	3,228	3,256
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.500%, 11-25-17	11	––	*
5.000%, 5-25-22	60	5
5.000%, 6-25-22	6,913	701
4.000%, 7-15-23	24,389	3,570
5.000%, 7-25-23	14,115	1,838
5.000%, 8-25-23	454	46
4.000%, 12-15-23	9,034	1,289
4.000%, 2-15-24	2,990	422
4.000%, 4-15-24	11,199	1,592
4.500%, 4-25-30	620	60
5.000%, 9-25-30	570	46
5.000%, 3-25-31	1,789	170
5.000%, 8-15-31	987	136
5.500%, 1-25-33	6,723	917
5.500%, 6-25-33	132	20
5.000%, 8-25-33	9,844	1,825
5.500%, 12-25-33	2,395	300
5.500%, 8-25-35	1,283	199
5.500%, 11-25-36	2,751	400
6.500%, 7-15-37	1,895	327
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 11-1-22	2,585	2,756
5.000%, 8-1-23	3,509	3,671
5.000%, 7-1-34	2,789	2,871
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 7-16-22	5,027	565
5.000%, 6-16-29	2,000	56
5.000%, 10-20-32	500	100
7.000%, 5-20-33	1,672	300
5.500%, 7-16-33	713	132
5.000%, 7-20-33	1,680	166
6.000%, 9-16-33	5,225	627
5.500%, 11-20-33	253	23
5.500%, 6-20-35	236	36
5.500%, 7-20-35	583	63
5.500%, 10-16-35	573	100
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6-15-23	4,426	4,602
(Cost: $64,382)		$62,665

UNITED STATES GOVERNMENT OBLIGATIONS - 9.28%

Treasury Obligations
United States Treasury Notes,
1.125%, 12-15-11	65,000	$65,023
(Cost: $64,698)

SHORT-TERM SECURITIES

Commercial Paper (G) - 6.22%
Abbott Laboratories,
0.010%, 1-4-10	6,310	6,309
Citigroup Funding Inc.,
0.220%, 1-20-10	3,000	3,000
CVS Caremark Corporation,
0.230%, 1-13-10	2,000	2,000
Danaher Corporation,
0.110%, 1-4-10	2,600	2,600
Ecolab Inc.,
0.010%, 1-4-10	8,820	8,819
GlaxoSmithKline Finance plc,
0.110%, 1-13-10	2,500	2,500
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.190%, 1-25-10	2,805	2,805
Kitty Hawk Funding Corp.,
0.170%, 1-19-10	5,000	5,000
Straight-A Funding, LLC (Federal Financing Bank),
0.120%, 1-5-10	5,500	5,500
Walt Disney Company (The),
0.050%, 1-14-10	5,000	5,000
		43,533
Master Note - 0.18%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (H)	1,276	1,276

Municipal Obligations - 1.07%
Industrial Development Corporation of the Port of Bellingham (Washington), Environmental Facilities Industrial Revenue Bonds (BP West Coast Products LLC Project), Series 2003 (BP p.l.c.),
0.230%, 1-4-10 (D)	7,500	7,500

TOTAL SHORT-TERM SECURITIES - 7.47%		$52,309

(Cost: $52,309)

TOTAL INVESTMENT SECURITIES - 99.29%		$695,346

(Cost: $682,441)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.71%		5,005

NET ASSETS - 100.00%		$700,351

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

Level 1		Level 2	Level 3

Assets
Investments in Securities
Corporate Debt Securities	$ ––	$451,266	$3,783
Other Government Securities	––	58,164	2,136
United States Government Agency Obligations	––	62,665	––
United States Government Obligations	––	65,023	––
Short-Term Securities	––	52,309	––

Total Investments in Securities	$ ––	$689,427	$5,919

Liabilities
Forward Foreign Currency Contracts	$ ––	$ 2,104	$ ––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Other Government Securities

Beginning Balance 10-1-09	$3,791	$2,075
Net realized gain (loss)	––	––
Net unrealized appreciation (depreciation)	(8)	61
Net purchases (sales)	––	––
Transfers in and/or (out) of Level 3 during the period	––	––

Ending Balance 12-31-09	$3,783	$2,136

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$(8)	$61

The following forward foreign currency contracts were outstanding at December 31, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Swedish Krona	Bank of America NT & SA	267,600	6-9-10	$ ––	$2,104

*Not shown due to rounding.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $33,288 or 4.75% of net assets.

(B)Zero coupon bond.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $108,198 or 15.45% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CAD - Canadian Dollar, CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - British Pound, HKD - Hong Kong Dollar, NOK - Norwegian Krone and RUB - Russian Ruble).

(F)Amount shown in principal column represents notional amount for computation of interest.

(G)Rate shown is the yield to maturity at December 31, 2009.

(H)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Government Securities Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Investment Banking & Brokerage - 1.48%
Goldman Sachs Group, Inc. (The) (Federal Deposit Insurance Corporation),
3.250%, 6-15-12 (A)	$ 6,000	$6,233

Other Diversified Financial Services - 0.98%
Bank of America Corporation (Federal Deposit Insurance Corporation),
3.125%, 6-15-12 (A)	4,000	4,145

TOTAL CORPORATE DEBT SECURITIES - 2.46%		$10,378

(Cost: $9,982)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 11.64%
Federal Farm Credit Bank:
4.350%, 9-2-14	5,000	5,326
5.250%, 1-6-16	6,000	6,566
4.600%, 1-29-20	5,000	4,974
Federal Home Loan Bank,
5.375%, 6-13-14	6,000	6,662
Federal National Mortgage Association:
4.375%, 7-17-13	12,000	12,864
2.875%, 12-11-13	6,650	6,783
Private Export Funding Corporation,
4.375%, 3-15-19	6,000	5,986
		49,161
Mortgage-Backed Obligations - 62.78%
Federal Agricultural Mortgage Corporation, Guaranteed Agricultural Mortgage-Backed Securities,
7.064%, 1-25-12	1,856	1,856
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.000%, 2-15-23	3,962	4,093
4.500%, 6-15-27	4,953	5,151
4.500%, 5-15-32	4,000	4,137
5.000%, 9-15-34	4,060	4,241
4.000%, 11-15-36	4,193	4,298
5.508%, 12-1-36 (B)	1,166	1,231
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 4-15-18	3,950	4,137
5.000%, 5-15-19	4,500	4,764
5.000%, 5-15-23	8,000	8,298
5.000%, 3-15-25	2,000	2,062
7.500%, 9-15-29	2,194	2,421
5.000%, 5-15-31	2,149	2,227
5.500%, 10-15-31	8,000	8,291
5.000%, 9-15-32	5,500	5,751
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (C)
5.500%, 12-15-13	718	30
5.000%, 7-15-29	1,058	56
5.000%, 9-15-31	1,660	149
5.500%, 10-15-31	2,125	188
5.500%, 1-15-38	12,393	1,448
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10-1-20	4,158	4,330
5.000%, 6-1-21	1,037	1,090
5.000%, 11-1-21	1,268	1,331
5.500%, 3-1-22	1,715	1,826
6.000%, 7-1-22	2,254	2,407
4.500%, 3-1-23	7,471	7,696
5.000%, 7-1-25	1,603	1,658
6.000%, 2-1-27	811	867
6.000%, 11-1-28	996	1,068
5.000%, 3-1-35	1,447	1,487
5.500%, 10-1-35	1,185	1,246
5.000%, 11-1-35	14,249	14,640
5.500%, 8-1-36	1,299	1,363
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
3.427%, 12-1-36 (B)	1,506	1,541
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3-25-18	7,000	7,420
5.000%, 6-25-18	6,000	6,348
5.000%, 9-25-18	1,000	1,043
5.500%, 2-25-32	2,925	2,971
5.500%, 10-25-32	4,875	5,119
4.000%, 3-25-33	1,178	1,202
5.000%, 7-15-33	6,000	6,241
3.500%, 8-25-33	3,365	3,391
4.500%, 5-25-37	3,961	4,079
4.000%, 3-25-39	3,321	3,372
5.000%, 5-25-49	4,624	4,850
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (C)
5.000%, 3-25-18	129	1
5.500%, 1-25-33	1,386	189
5.500%, 11-25-36	4,089	594
5.500%, 8-25-37	2,971	456
Federal National Mortgage Association Fixed Rate Participation Certificates (Interest Only), (C)
5.750%, 8-25-32	837	100
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 3-1-18	918	968
4.500%, 6-1-19	2,051	2,133
4.500%, 8-1-19	4,010	4,169
4.500%, 9-1-19	4,577	4,758
5.000%, 12-1-19	1,816	1,911
4.500%, 11-1-20	4,176	4,334
5.500%, 11-1-22	2,872	3,062
5.500%, 10-1-23	1,129	1,200
5.000%, 4-1-24	1,840	1,909
4.500%, 7-25-24	6,000	6,107
5.000%, 4-1-28	5,666	5,864
5.000%, 5-1-28	4,947	5,119
5.500%, 9-25-31	4,202	4,407
5.000%, 6-25-32	8,500	8,851
5.500%, 2-1-33	1,927	2,028
5.000%, 3-25-33	4,000	4,208
6.000%, 4-1-33	3,525	3,767
5.000%, 9-1-33	3,278	3,378
6.000%, 4-1-34	3,029	3,208
5.500%, 12-1-34	5,550	5,834
5.000%, 5-1-35	1,576	1,621
4.500%, 8-1-35	9,223	9,251
5.500%, 1-25-39	1,980	2,079
6.000%, 4-1-39	8,005	8,485
Government National Mortgage Association Agency REMIC/CMO:
4.585%, 8-16-34	3,000	3,127
5.000%, 4-16-39	4,867	5,044
Government National Mortgage Association Agency REMIC/CMO (Interest Only), (C)
5.000%, 7-16-22	1,034	116
Guaranteed Development Company Participation Certificates, Series 1995-20 F, Guaranteed by the United States Small Business Administration (an Independent Agency of the United States),
6.800%, 6-1-15	362	388
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3 Class G,
6.000%, 2-15-30	2,855	3,020
		265,101

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 74.42%		$314,262

(Cost: $305,119)

UNITED STATES GOVERNMENT OBLIGATIONS - 20.19%

Treasury Obligations
United States Treasury Bonds,
9.000%, 11-15-18	10,000	14,041
United States Treasury Notes:
4.250%, 8-15-13	27,650	29,836
2.750%, 10-31-13	5,000	5,121
4.000%, 2-15-14	10,000	10,693
4.250%, 8-15-14	10,000	10,788
3.625%, 8-15-19	15,000	14,747
(Cost: $83,792)		$85,226

TOTAL INVESTMENT SECURITIES - 97.07%		$409,866

(Cost: $398,893)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.93%		12,354

NET ASSETS - 100.00%		$422,220

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

Level 1		Level 2	Level 3

Assets
Investments in Securities
Corporate Debt Obligations	$ ––	$ 10,378	$ ––
United States Government Agency Obligations	––	312,406	1,856
United States Government Obligations	––	85,226	––

Total Investments in Securities	$ ––	$408,010	$1,856

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

United States Government Agency Obligations

Beginning Balance 10-1-09	$1,856
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	––
Net purchases (sales)	––
Transfers in and/or (out) of Level 3 during the period	––

Ending Balance 12-31-09	$1,856

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$––

(A)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

(B)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(C)Amount shown in principal column represents notional amount for computation of interest.

Securities with an aggregate market value of $1,856, representing 0.44% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
High Income Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming - 0.07%
Pinnacle Entertainment, Inc. (A)	103	$925

Food Distributors - 0.24%
Dole Food Company, Inc. (A)	240	2,978

Oil & Gas Equipment & Services - 0.20%
Dresser-Rand Group Inc. (A)	79	2,497

Oil & Gas Storage & Transportation - 0.30%
Inergy, L.P.	100	3,568

Railroads - 0.13%
Kansas City Southern (A)	50	1,665

Wireless Telecommunication Service - 0.04%
NII Holdings, Inc. (A)	17	554

TOTAL COMMON STOCKS - 0.98%		$12,187

(Cost: $12,587)

CORPORATE DEBT SECURITIES	Principal

Aerospace - 1.85%
Global Aviation Holdings, Inc.,
14.000%, 8-15-13 (B)	$3,000	2,981
Vought Aircraft Industries, Inc.,
8.000%, 7-15-11	20,325	20,046
		23,027
Apparel, Accessories & Luxury Goods - 0.35%
Oxford Industries, Inc.,
11.375%, 7-15-15	4,000	4,400

Automobile Manufacturers - 2.42%
Affinia Group Inc.:
9.000%, 11-30-14	5,650	5,481
10.750%, 8-15-16 (B)	7,215	7,819
Asbury Automotive Group, Inc.:
8.000%, 3-15-14	510	501
7.625%, 3-15-17	1,275	1,202
Navistar International Corporation,
8.250%, 11-1-21	1,960	2,009
UCI Holdco, Inc.,
9.250%, 12-15-13 (C)(D)	6,828	5,774
United Auto Group, Inc.,
7.750%, 12-15-16	7,500	7,256
		30,042
Automotive Retail - 0.48%
Group 1 Automotive, Inc.,
8.250%, 8-15-13	6,000	5,970

Banking - 0.71%
JPMorgan Chase & Co.,
7.900%, 4-29-49 (C)	8,500	8,767

Broadband - 0.44%
Clearwire Communications LLC:
12.000%, 12-1-15 (B)	4,400	4,466
12.000%, 12-1-15 (B)	980	995
		5,461
Broadcast / Outdoor - 0.72%
Salem Communications Corporation,
9.625%, 12-15-16 (B)	2,550	2,671
Sirius Satellite Radio Inc.,
9.625%, 8-1-13	6,280	6,249
		8,920
Building Products - 2.49%
CPG International I Inc.,
10.500%, 7-1-13	2,500	2,363
Goodman Global Group, Inc.,
0.000%, 12-15-14 (B)(E)	14,080	7,990
Goodman Global, Inc.,
13.500%, 2-15-16	7,750	8,573
Norcraft Companies, L.P. and Norcraft Finance Corp.:
9.750%, 9-1-12	387	372
10.500%, 12-15-15 (B)	3,650	3,741
Ply Gem Industries, Inc.,
11.750%, 6-15-13	7,850	7,850
		30,889
Cable & Satellite - 2.17%
CSC Holdings, Inc.:
8.500%, 6-15-15 (B)	4,900	5,219
8.625%, 2-15-19 (B)	1,400	1,507
DISH DBS Corporation:
7.875%, 9-1-19	6,250	6,554
7.875%, 9-1-19 (B)	6,000	6,293
EchoStar DBS Corporation,
7.750%, 5-31-15	7,000	7,332
		26,905
Capital Goods - 0.43%
RBS Global, Inc. and Rexnord LLC:
9.500%, 8-1-14	4,175	4,185
9.500%, 8-1-14 (B)	1,100	1,103
		5,288
Casinos & Gaming - 4.89%
Ameristar Casinos, Inc.,
9.250%, 6-1-14 (B)	17,825	18,492
Inn of the Mountain Gods Resort and Casino,
12.000%, 11-15-10 (F)	7,350	3,041
MGM MIRAGE:
8.500%, 9-15-10	6,650	6,616
13.000%, 11-15-13	2,000	2,295
10.375%, 5-15-14 (B)	1,700	1,845
7.625%, 1-15-17	4,500	3,499
11.125%, 11-15-17 (B)	3,700	4,098
11.375%, 3-1-18 (B)	4,250	3,804
Peninsula Gaming, LLC:
8.375%, 8-15-15 (B)	3,150	3,142
10.750%, 8-15-17 (B)	2,300	2,312
Pinnacle Entertainment, Inc.:
8.250%, 3-15-12	8,398	8,397
8.625%, 8-1-17 (B)	3,125	3,188
		60,729
Chemicals - 0.81%
JohnsonDiversey Holdings, Inc.:
8.250%, 11-15-19 (B)	5,750	5,822
10.500%, 5-15-20 (B)	4,250	4,271
		10,093
Coal & Consumable Fuels - 0.30%
Foundation PA Coal Company,
7.250%, 8-1-14	3,650	3,696

Construction Materials - 2.16%
Headwaters Incorporated,
11.375%, 11-1-14 (B)	14,015	14,610
Headwaters Incorporated, Convertible:
2.500%, 2-1-14	375	273
14.750%, 2-1-14 (G)	9,824	10,487
16.000%, 6-1-16 (B)	1,300	1,430
		26,800
Consumer Finance - 2.66%
ASG Consolidated LLC and ASG Finance, Inc.,
11.500%, 11-1-11	17,300	17,342
Ford Motor Credit Company,
3.034%, 1-13-12 (C)	1,650	1,535
Ford Motor Credit Company LLC:
7.500%, 8-1-12	5,000	5,042
8.700%, 10-1-14	2,500	2,614
12.000%, 5-15-15	5,750	6,668
		33,201
Consumer Products - 1.10%
Visant Holding Corp.,
8.750%, 12-1-13	13,300	13,666

Containers - 1.65%
BPC Holding Corporation,
8.875%, 9-15-14	6,225	6,055
Graham Packaging Company, L.P. and GPC Capital Corp. I,
9.875%, 10-15-14	5,100	5,202
Huntsman International LLC:
7.375%, 1-1-15	1,700	1,632
5.500%, 6-30-16 (B)	1,500	1,331
Plastipak Holdings, Inc.:
8.500%, 12-15-15 (B)	780	800
10.625%, 8-15-19 (B)	5,015	5,529
		20,549
Department Stores - 0.59%
Federated Retail Holdings, Inc.:
5.900%, 12-1-16	4,000	3,900
6.375%, 3-15-37	4,000	3,380
		7,280
Diversified Chemicals - 0.04%
Solutia Inc.,
8.750%, 11-1-17	500	521

Diversified Support Services - 0.45%
Iron Mountain Incorporated:
7.750%, 1-15-15	3,000	3,015
8.375%, 8-15-21	2,550	2,633
		5,648
Diversified Telecom - 1.25%
Frontier Communications Corporation,
8.125%, 10-1-18	5,000	5,063
Qwest Communications International Inc.,
8.000%, 10-1-15	4,500	4,624
Qwest Corporation,
8.375%, 5-1-16	5,500	5,898
		15,585
Environmental Services - 0.27%
Geokinetics Holdings USA, Inc.,
9.750%, 12-15-14 (B)	3,400	3,341

Finance - 1.76%
CEMEX Finance LLC,
9.500%, 12-14-16 (B)	2,400	2,514
CPM Holdings, Inc.,
10.625%, 9-1-14 (B)	7,450	7,860
Dollar Financial Corp.,
10.375%, 12-15-16 (B)	11,190	11,442
		21,816
Food Distributors - 0.88%
Dole Food Company, Inc.,
13.875%, 3-15-14 (B)	4,465	5,369
Viskase Companies, Inc.,
9.875%, 1-15-18 (B)	5,525	5,567
		10,936
General Merchandise Stores - 1.88%
Dollar General Corporation:
10.625%, 7-15-15	9,167	10,152
11.875%, 7-15-17	11,433	13,206
		23,358
Health Care Equipment - 0.96%
Biomet, Inc.:
10.000%, 10-15-17	5,600	6,083
10.375%, 10-15-17	3,000	3,255
11.625%, 10-15-17	2,320	2,564
		11,902
Health Care Facilities - 3.61%
HCA Inc.:
6.750%, 7-15-13	8,090	7,968
9.250%, 11-15-16	7,325	7,865
9.625%, 11-15-16	1,958	2,120
9.875%, 2-15-17 (B)	1,700	1,879
8.500%, 4-15-19 (B)	7,000	7,543
7.875%, 2-15-20 (B)	2,500	2,603
HealthSouth Corporation:
10.750%, 6-15-16	4,750	5,166
8.125%, 2-15-20	9,800	9,652
		44,796
Health Care Facilities / Supplies - 4.92%
Angiotech Pharmaceuticals, Inc.,
7.750%, 4-1-14	6,800	4,386
Catalent Pharma Solutions, Inc.:
9.500%, 4-15-15 (D)	3,430	3,026
9.750%, 4-15-17 (H)	EUR1,500	1,570
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14	$5,991	6,321
11.750%, 11-15-14	7,000	7,263
Rural/Metro Corporation,
0.000%, 3-15-16 (I)	6,135	6,196
United Surgical Partners International, Inc.,
8.875%, 5-1-17	6,000	6,180
US Oncology Holdings, Inc.,
9.125%, 8-15-17	7,500	7,875
US Oncology, Inc.,
10.750%, 8-15-14	17,586	18,464
		61,281
Hotels, Resorts & Cruise Lines - 2.27%
Gaylord Entertainment Company,
6.750%, 11-15-14	11,300	10,509
Gaylord Entertainment Company, Convertible,
3.750%, 10-1-14 (B)	850	866
Host Marriott, L.P.,
7.125%, 11-1-13	8,000	8,130
Starwood Hotels & Resorts Worldwide, Inc.,
6.750%, 5-15-18	8,700	8,722
		28,227
Household Products - 0.62%
Simmons Bedding Company,
7.875%, 1-15-14 (F)	7,412	6,819
Simmons Company,
10.000%, 12-15-14 (F)	10,750	860
		7,679
Independent Finance - 0.14%
American General Finance Corporation,
6.900%, 12-15-17	2,500	1,736

Industrial - Other - 0.13%
J.B. Poindexter & Co., Inc.,
8.750%, 3-15-14	1,925	1,603

IT Consulting & Other Services - 0.81%
SunGard Data Systems Inc.:
9.125%, 8-15-13	4,250	4,356
10.625%, 5-15-15	5,160	5,683
		10,039
Leisure - 1.16%
Cinemark USA, Inc.,
8.625%, 6-15-19 (B)	5,000	5,200
Speedway Motorsports, Inc.,
8.750%, 6-1-16	8,700	9,179
		14,379
Machinery - 0.90%
Terex Corporation,
10.875%, 6-1-16	10,000	11,150

Metals / Mining - 2.02%
Compass Minerals International, Inc.,
8.000%, 6-1-19 (B)	6,700	6,901
Teck Cominco Limited,
6.125%, 10-1-35	8,820	7,894
Teck Resources Limited:
10.250%, 5-15-16	4,360	5,079
10.750%, 5-15-19	4,360	5,210
		25,084
Movies & Entertainment - 1.10%
AMC Entertainment Inc.:
8.000%, 3-1-14	9,300	8,881
11.000%, 2-1-16	3,000	3,135
Marquee Holdings Inc.,
9.505%, 8-15-14	2,000	1,663
		13,679
Office Services & Supplies - 1.31%
Interface, Inc.:
11.375%, 11-1-13	8,400	9,387
9.500%, 2-1-14	7,060	6,945
		16,332
Oil & Gas Exploration & Production - 1.07%
Chesapeake Energy Corporation,
9.500%, 2-15-15	3,800	4,171
Petrohawk Energy Corporation:
9.125%, 7-15-13	4,600	4,807
10.500%, 8-1-14	2,100	2,294
7.875%, 6-1-15	2,000	2,020
		13,292
Oil & Gas Storage & Transportation - 2.76%
Copano Energy, L.L.C.,
8.125%, 3-1-16	4,650	4,697
El Paso Corporation,
8.250%, 2-15-16	1,375	1,468
Inergy, L.P.,
8.750%, 3-1-15	8,400	8,630
Inergy, L.P. and Inergy Finance Corp.,
8.250%, 3-1-16	10,042	10,192
Williams Companies, Inc. (The):
7.625%, 7-15-19	3,000	3,363
8.750%, 1-15-20	5,000	5,965
		34,315
Oil Refining & Marketing - 1.44%
Alon Refining Krotz Springs, Inc.,
13.500%, 10-15-14 (B)	4,500	4,196
McMoRan Exploration Co.,
11.875%, 11-15-14	7,400	7,584
Quicksilver Resources Inc.:
11.750%, 1-1-16	3,300	3,746
7.125%, 4-1-16	2,600	2,425
		17,951
Packaged Foods & Meats - 1.84%
Central Garden & Pet Company,
9.125%, 2-1-13	22,500	22,809

Paper & Forest Products - 1.07%
NewPage Corporation,
11.375%, 12-31-14 (B)	2,500	2,525
PE Paper Escrow GmbH,
12.000%, 8-1-14 (B)	9,720	10,741
		13,266
Paper Packaging - 0.42%
Sealed Air Corporation,
7.875%, 6-15-17 (B)	4,900	5,219

Paper Products - 0.37%
Buckeye Technologies Inc.,
8.500%, 10-1-13	4,550	4,647

Pharmaceuticals - 0.29%
Talecris Biotherapeutics Holdings Corp.,
7.750%, 11-15-16 (B)	3,500	3,553

Publishing - 0.90%
Nielsen Finance LLC and Nielsen Finance Co.:
11.500%, 5-1-16	6,600	7,375
0.000%, 8-1-16 (I)	4,200	3,833
		11,208
Railroads - 3.29%
Kansas City Southern de Mexico, S.A. de C.V.:
7.375%, 6-1-14	3,750	3,656
12.500%, 4-1-16	8,500	9,775
Kansas City Southern Railway Company (The),
13.000%, 12-15-13	13,400	15,544
TFM, S.A. de C.V.,
9.375%, 5-1-12	11,375	11,802
		40,777
Restaurants - 1.56%
NPC International, Inc.,
9.500%, 5-1-14	19,605	19,409

Retail Propane Distributors - 0.87%
Ferrellgas, L.P. and Ferrellgas Finance Corp.:
6.750%, 5-1-14	4,500	4,433
9.125%, 10-1-17 (B)	6,000	6,345
		10,778
Retail Stores - 5.32%
Limited Brands, Inc.,
8.500%, 6-15-19 (B)	7,900	8,591
May Department Stores Company (The),
6.700%, 7-15-34	900	783
Pantry, Inc. (The),
7.750%, 2-15-14	8,890	8,534
QVC, Inc.,
7.500%, 10-1-19 (B)	8,500	8,670
Rite Aid Corporation,
9.750%, 6-12-16	1,700	1,845
Sally Holdings LLC and Sally Capital Inc.:
9.250%, 11-15-14	8,000	8,300
10.500%, 11-15-16	4,335	4,660
Sonic Automotive, Inc.,
8.625%, 8-15-13	14,225	14,153
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	10,503	10,608
		66,144
Service - Other - 8.88%
Education Management LLC and Education Management Finance Corp.:
8.750%, 6-1-14	21,515	22,213
10.250%, 6-1-16	445	476
Expedia, Inc.,
8.500%, 7-1-16 (B)	4,150	4,487
Interpublic Group of Companies, Inc. (The),
10.000%, 7-15-17	11,200	12,432
KAR Holdings, Inc.:
4.281%, 5-1-14 (C)	2,050	1,912
8.750%, 5-1-14	10,611	10,943
Laureate Education, Inc.:
10.000%, 8-15-15 (B)	4,100	4,141
11.000%, 8-15-15 (B)(D)	21,819	20,609
11.750%, 8-15-17 (G)	1,625	1,643
Quintiles Transnational Holdings Inc,
9.500%, 12-30-14 (B)	6,320	6,352
Reddy Ice Holdings, Inc.,
10.500%, 11-1-12	5,875	5,464
West Corporation:
9.500%, 10-15-14	10,325	10,480
11.000%, 10-15-16	8,670	9,060
		110,212
Specialized REITs - 0.16%
Host Hotels & Resorts, L.P.,
6.875%, 11-1-14	2,000	2,013

Technology - 4.13%
DuPont Fabros Technology, L.P.,
8.500%, 12-15-17 (B)	3,350	3,404
Jabil Circuit, Inc.:
7.750%, 7-15-16	8,240	8,652
8.250%, 3-15-18	3,115	3,333
Seagate Technology HDD Holdings,
6.800%, 10-1-16	2,700	2,612
Terremark Worldwide, Inc.,
12.000%, 6-15-17 (B)	9,400	10,387
Xerox Capital Trust I,
8.000%, 2-1-27	23,197	22,965
		51,353
Utilities - 1.42%
AES Corporation (The),
9.750%, 4-15-16 (B)	11,000	12,045
Mirant North America, LLC and MNA Finance Corp.,
7.375%, 12-31-13	5,600	5,537
		17,582
Wireless Telecommunication Service - 2.60%
Cricket Communications, Inc.,
7.750%, 5-15-16	6,575	6,559
Crown Castle International Corp.:
9.000%, 1-15-15	10,570	11,256
7.125%, 11-1-19	2,100	2,079
MetroPCS Communications, Inc.,
9.250%, 11-1-14	3,575	3,620
SBA Telecommunications, Inc.:
8.000%, 8-15-16 (B)	1,575	1,646
8.250%, 8-15-19 (B)	1,575	1,670
Sprint Nextel Corporation,
8.375%, 8-15-17	1,500	1,530
Wind Acquisition Finance S.A.,
11.750%, 7-15-17 (B)	3,600	3,933
		32,293

TOTAL CORPORATE DEBT SECURITIES - 91.09%		$1,131,596

(Cost: $1,078,544)

SENIOR LOANS

Airlines - 0.24%
Delta Air Lines, Inc.,
8.750%, 9-16-13 (C)	2,993	2,984

Casinos & Gaming - 0.48%
Las Vegas Sands, LLC:
2.010%, 5-23-14 (C)	5,735	5,007
2.010%, 5-23-14 (C)	1,159	1,012
		6,019
Consumer Finance - 0.25%
Venetian Macau Limited:
4.760%, 5-25-13 (C)	2,726	2,578
4.760%, 5-25-13 (C)	611	578
		3,156
Diversified Chemicals - 1.07%
Solutia Inc.,
7.250%, 2-28-14 (C)	13,161	13,341

Retail Stores - 1.36%
Rite Aid Corporation,
9.500%, 6-5-15 (C)	16,200	16,716

Service - Other - 0.25%
iPayment, Inc.:
2.231%, 5-10-13 (C)	462	417
2.234%, 5-10-13 (C)	994	898
2.251%, 5-10-13 (C)	2,017	1,822
		3,137
Technology - 0.66%
Palm Inc.,
3.760%, 4-24-14 (C)	9,623	8,228

Utilities - 0.32%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.735%, 10-10-14 (C)	4,862	3,936
3.751%, 10-10-14 (C)	50	41
		3,977

TOTAL SENIOR LOANS - 4.63%		$57,558

(Cost: $54,021)

SHORT-TERM SECURITIES

Commercial Paper (J) - 1.78%
Abbott Laboratories,
0.010%, 1-4-10	20,180	20,180
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.230%, 1-14-10	2,000	2,000
		22,180
Master Note - 0.26%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (K)	3,175	3,175

TOTAL SHORT-TERM SECURITIES - 2.04%		$25,355

(Cost: $25,355)

TOTAL INVESTMENT SECURITIES - 98.74%		$1,226,696

(Cost: $1,170,507)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.26%		15,603

NET ASSETS - 100.00%		$1,242,299

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:
	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$12,187	$––	$––
Corporate Debt Securities	––	1,128,523	3,073
Senior Loans	––	54,422	3,136
Short-Term Securities	––	25,355	––

Total Investments in Securities	$12,187	$1,208,300	$6,209

Forward Foreign Currency Contracts	$ ––	$206	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Senior Loans

Beginning Balance 10-1-09	$2,774	$33,577
Net realized gain (loss)	––	224
Net unrealized appreciation (depreciation)	299	334
Net purchases (sales)	––	(7,842)
Transfers in and/or (out) of Level 3 during the period	––	(23,157)

Ending Balance 12-31-09	$3,073	$3,136

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$299	$231

The following forward foreign currency contracts were outstanding at December 31, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	73	4-15-10	$4	$––
Sell	Euro	Citibank, N.A.	73	10-15-10	4	––
Sell	Euro	Citibank, N.A.	73	4-15-11	4	––
Sell	Euro	Citibank, N.A.	73	10-14-11	4	––
Sell	Euro	Citibank, N.A.	73	4-13-12	4	––
Sell	Euro	Citibank, N.A.	73	10-15-12	4	––
Sell	Euro	Citibank, N.A.	73	4-15-13	5	––
Sell	Euro	Citibank, N.A.	73	10-15-13	5	––
Sell	Euro	Citibank, N.A.	73	4-15-14	5	––
Sell	Euro	Citibank, N.A.	73	10-15-14	5	––
Sell	Euro	Citibank, N.A.	74	4-15-15	6	––
Sell	Euro	Citibank, N.A.	73	10-15-15	6	––
Sell	Euro	Citibank, N.A.	73	4-15-16	6	––
Sell	Euro	Citibank, N.A.	73	10-14-16	6	––
Sell	Euro	Citibank, N.A.	1,574	4-13-17	138	––

					$206	$––

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $295,058 or 23.75% of net assets.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(D)Payment in kind bonds.

(E)Zero coupon bond.

(F)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $12,130 or 0.98% of net assets.

(H)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(I)Securities do not bear interest for an initial period of time and subsequently become interest bearing.

(J)Rate shown is the yield to maturity at December 31, 2009.

(K)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Municipal Bond Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama - 0.76%
The Industrial Development Board of the City of Selma (Alabama), Gulf Opportunity Zone Bonds, 2009 Series A,
6.250%, 11-1-33	$2,000	$2,007
The Public Education Building Authority of the City of Tuscaloosa, Student Housing Revenue Bonds (Ridgecrest Student Housing, LLC University of Alabama Ridgecrest Residential Project), Series 2008,
6.750%, 7-1-33	2,500	2,855
		4,862
Arizona - 2.08%
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
6.875%, 12-1-20	2,500	2,680
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
1.250%, 2-1-42 (A)	2,375	2,119
Certificates of Participation (Arizona State University
      Projects), Series 2002, Evidencing the Proportionate
      Interests of the Owners Thereof in Lease Payments to
      be Made Pursuant to a Lease- Purchase Agreement by
      the Arizona Board of Regents, as Lessee for the Benefit
      of Arizona State University,

5.375%, 7-1-13	1,000	1,093
The Industrial Development Authority of the County of Mohave, Tax Exempt Correctional Facilities Contract Revenue Bonds (Mohave Prison, LLC Expansion Project), Series 2008,
8.000%, 5-1-25	2,500	2,964
City of Phoenix Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B,
5.750%, 7-1-14	2,000	2,133
Rio Nuevo Multipurpose Facilities District (City of Tucson, Arizona) Subordinate Lien Excise Tax Revenue Bonds, Series 2008,
6.625%, 7-15-25	2,000	2,320
		13,309
Arkansas - 0.10%
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series D,
5.300%, 7-1-24	615	618

California - 14.90%
ABAG Finance Authority for Nonprofit Corporations, Revenue Bonds (Sharp HealthCare), Series 2009B,
6.250%, 8-1-39	1,000	1,042
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West), Series 2009A,
5.750%, 9-1-39	2,500	2,509
California Health Facilities Financing Authority, Revenue Bonds (Children's Hospital of Orange County), Series 2009A,
6.500%, 11-1-38	2,000	2,117
California Municipal Finance Authority,
5.500%, 2-1-39	4,000	3,585
California Municipal Finance Authority, Educational Facilities Revenue Bonds (King/Chavez Academies Project), Series 2009A,
8.500%, 10-1-29	1,000	1,101
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Republic Services, Inc. Project) Series 2002B,
5.250%, 6-1-23	2,085	2,101
California Pollution Control Financing Authority, Variable Rate Demand Solid Waste Disposal Refunding Revenue Bonds (Waste Management, Inc. Project), Series 2002A,
5.000%, 1-1-22	1,500	1,455
California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series B, Class 5,
6.350%, 12-1-29	30	31
State of California, General Obligation Bonds,
6.000%, 2-1-15	3,000	3,431
State of California, Various Purpose General Obligation Bonds:
5.250%, 2-1-19	5,000	5,216
5.250%, 2-1-19	2,000	2,086
5.250%, 11-1-21	1,000	1,036
5.000%, 2-1-22	7,000	7,042
5.500%, 4-1-28	2,535	2,988
5.500%, 4-1-28	325	383
5.500%, 4-1-28	135	159
5.500%, 4-1-28	5	5
5.250%, 10-1-29	2,500	2,449
5.750%, 4-1-31	5,000	5,082
6.000%, 11-1-39	4,500	4,607
State of California, Department of Water Resources, Central Valley Project, Water System Revenue Bonds, Series X,
5.500%, 12-1-16	10	12
State Public Works Board of the State of California, Lease Revenue Bonds, 2009 Series G (Various Capital Projects), Subseries G-1,
5.750%, 10-1-30	1,000	986
State Public Works Board of the State of California, Lease Revenue Bonds, 2009 Series I (Various Capital Projects),
6.375%, 11-1-34	500	509
California Statewide Communities Development Authority, Hospital Revenue Certificates of Participation, Cedars-Sinai Medical Center, Series 1992,
6.500%, 8-1-12	2,225	2,330
Carson Redevelopment Agency Redevelopment Project Area No. 1, Tax Allocation Bonds, Series 2009A,
7.000%, 10-1-36	750	796
Delta Counties Home Mortgage Finance Authority (California), Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series A,
5.200%, 12-1-14	35	35
Foothill/Eastern Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1999, Capital Appreciation Bonds,
0.000%, 1-15-17 (B)	7,500	4,928
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
6.750%, 6-1-39	4,800	5,637
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.375%, 6-1-28	2,000	2,041
The Metropolitan Water District of Southern California, Water Revenue Bonds, 2003 Authorization, Series B-2,
5.000%, 10-1-27	5,000	5,180
Certificates of Participation, Evidencing Proportionate Interests of the Holders Thereof in Installment Payments to be Paid by Palomar Pomerado Health, San Diego County, California,
6.750%, 11-1-39	2,750	2,739
Palomar Pomerado Health, General Obligation Bonds, Election of 2004, Series 2009A:
0.000%, 8-1-31 (B)	3,315	802
0.000%, 8-1-32 (B)	5,000	1,115
0.000%, 8-1-33 (B)	5,000	1,027
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A:
5.500%, 8-1-29	3,755	4,440
5.500%, 8-1-29	45	46
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District Bonds, Series 2008,
5.500%, 10-1-28	500	550
Public Facilities Financing Authority of the City of San Diego, Senior Sewer Revenue Bonds, Series 2009A,
5.250%, 5-15-34	3,000	3,114
Airport Commission, City and County of San Francisco, California, San Francisco International Airport Second Series Revenue Bonds, Series 2009E,
6.000%, 5-1-39	3,000	3,178
Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
6.750%, 7-1-12	3,455	3,888
Southern California Public Power Authority, Transmission Project Revenue Bonds, 2008 Subordinate Series B (Southern Transmission Project),
6.000%, 7-1-27	1,000	1,135
Tuolumne Wind Project Authority, Revenue Bonds (Tuolumne Company Project), 2009 Series A,
5.875%, 1-1-29	1,000	1,067
The Regents of the University of California, Hospital Revenue Bonds (UCLA Medical Center), Series 2004 B,
5.500%, 5-15-20	1,500	1,551
		95,531
Colorado - 1.38%
Joint School District No. 28J, Adams and Arapahoe Counties, Colorado, General Obligation Bonds, Series 2008,
6.000%, 12-1-28	2,500	2,865
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (The Classical Academy Project), Series 2008A:
6.750%, 12-1-23	1,845	2,127
7.400%, 12-1-38	1,000	1,157
Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds, 2001 Series A-2 Senior Bonds,
6.500%, 8-1-31	310	328
Colorado Housing and Finance Authority, Single Family Mortgage Class I Bonds, 2009 Series A,
5.500%, 11-1-29	1,250	1,305
State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, Certificates of Participation, Series 2008,
5.500%, 11-1-27	1,000	1,085
		8,867
Connecticut - 1.04%
Capital City Economic Development Authority, Parking and Energy Fee Revenue Bonds 2008 Series D,
5.750%, 6-15-34	2,500	2,716
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.500%, 1-1-14	3,955	3,965
		6,681
District Of Columbia - 1.12%
District of Columbia, Hospital Revenue Bonds (Sibley Memorial Hospital Issue), Series 2009,
6.375%, 10-1-39	2,500	2,621
Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Revenue Bonds, Series 2009C,
0.000%, 10-1-41 (B)	6,500	4,539
		7,160
Florida - 6.86%
Brevard County, Florida, Industrial Development Revenue Bonds (TUFF Florida Tech Project), Series 2009,
6.750%, 11-1-39	2,500	2,478
Broward County, Florida, Passenger Facility Charge/Airport System Revenue Convertible Lien Bonds, Airport System Revenue Bonds, Series 2001J-1,
5.750%, 10-1-18	2,870	2,952
City of Coral Gables (Florida), Health Facilities Authority, Hospital Revenue Bonds (Baptist Health South Florida Obligated Group), Series 2004,
5.250%, 8-15-24	5,000	5,831
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Series 2002B,
5.500%, 10-1-17	2,000	2,053
Halifax Hospital Medical Center (Daytona Beach, Florida), Hospital Revenue Refunding and Improvement Bonds, Series 2006A,
5.250%, 6-1-26	3,000	2,929
Hillsborough County Aviation Authority, Florida, Tampa International Airport, Revenue Bonds, 2003 Series B,
5.000%, 10-1-20	2,000	2,020
Hillsborough County Industrial Development Authority, Industrial Development Revenue Bonds, Health Facilities Projects, Series 2008A (University Community Hospital),
5.625%, 8-15-29	2,000	1,639
Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue Bonds, Series 1999A, Subseries 2,
5.000%, 9-1-30	175	176
Miami-Dade County, Florida, General Obligation Bonds (Building Better Communities Program), Series 2008B,
6.250%, 7-1-26	2,500	2,842
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub of the Americas),
5.750%, 10-1-16	2,000	2,040
Miami-Dade County, Florida, Miami International Airport (Hub of the AmericasSM), Aviation Revenue Bonds, Series 2009A,
5.500%, 10-1-36	2,500	2,541
Miami-Dade County, Florida, Water and Sewer System Revenue Refunding Bonds, Series 2008B,
5.250%, 10-1-22	5,000	5,461
Miami-Dade County, Florida, Water and Sewer System Revenue Refunding Bonds, Series 2008C,
6.000%, 10-1-23	2,500	2,979
The City of Miami, Florida, Limited Ad Valorem Tax Bonds, Series 2002 (Homeland Defense/Neighborhood Capital Improvement Projects),
0.000%, 1-1-10 (B)	1,600	1,600
The City of Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2002A,
5.500%, 9-1-13	2,460	2,676
City of Port St. Lucie, Florida, Special Assessment Refunding Bonds, Series 2008A (City Center Special Assessment District),
6.500%, 7-1-35	2,500	2,773
South Lake County Hospital District, Revenue Bonds, Series 2009A (South Lake Hospital, Inc.),
6.250%, 4-1-39 (C)	1,000	1,001
		43,991
Georgia - 3.16%
The Atlanta Development Authority Educational Facilities, Revenue Bonds (Panther Place, LLC Project, Located on the Campus of Georgia State University), Series 2009A,
5.000%, 7-1-37	3,500	3,637
City of Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B,
5.375%, 11-1-39	2,500	2,556
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.250%, 4-1-20	3,000	3,151
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series:
6.400%, 1-1-13	6,925	7,515
6.400%, 1-1-13	860	940
6.400%, 1-1-13	75	79
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Series 2008D,
6.000%, 1-1-23	2,100	2,377
		20,255
Guam - 0.52%
Guam International Airport Authority, General Revenue Bonds, 2003 Series C,
5.375%, 10-1-20	3,305	3,310

Idaho - 0.34%
Idaho Health Facilities Authority, Revenue Bonds, Series 2008A (St. Luke's Health System Project),
6.750%, 11-1-37	2,000	2,173

Illinois - 2.79%
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A,
5.700%, 5-1-36	1,500	1,240
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.000%, 1-1-12 (B)	1,695	1,517
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002C,
5.600%, 10-1-34	920	933
Illinois Finance Authority, Revenue and Refunding Bonds, Series 2009 (Roosevelt University Project),
6.500%, 4-1-39	2,500	2,503
Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2008B,
5.750%, 7-1-33	2,500	2,731
Illinois Finance Authority, Revenue Bonds, Series 2009A (Rush University Medical Center Obligated Group),
7.250%, 11-1-30	2,500	2,775
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C,
5.500%, 1-1-21	1,300	1,365
Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A,
6.000%, 7-1-24	3,080	3,699
Community College District No. 525, Counties of Will, Grundy,
      Livingston, Cook, Kendall, LaSalle and Kankakee and
      State of Illinois (Joliet Junior College), General Obligation
      Bonds (Alternate Revenue Source), Series 2008,

5.750%, 6-1-28	1,000	1,117
		17,880
Indiana - 3.21%
Indiana Health and Educational Facility Financing Authority, Hospital Revenue Bonds, Series 2007 (Community Foundation of Northwest Indiana Obligated Group),
5.500%, 3-1-37	1,750	1,642
Indiana State Office Building Commission, Capitol Complex Revenue Bonds, Series 1990A (Senate Avenue Parking Facility),
7.400%, 7-1-15	4,775	5,741
Indiana State Office Building Commission, Capitol Complex Revenue Bonds, Series 1990B (State Office Building I Facility),
7.400%, 7-1-15	8,000	9,620
City of Rockport, Indiana, Pollution Control Revenue Refunding Bonds (AEP Generating Company Project), Series 1995 B,
4.150%, 7-1-25	3,500	3,564
		20,567
Iowa - 0.61%
City of Altoona, Iowa, Annual Appropriation Urban Renewal Tax Increment Revenue Bonds, Series 2008,
5.750%, 6-1-31	1,000	1,026
Iowa Finance Authority, Iowa State Revolving Fund Revenue Bonds, Series 2008,
6.000%, 8-1-27	2,500	2,899
		3,925
Kansas - 1.81%
Arkansas City, Kansas Public Building Commission, Revenue Bonds, Series 2009 (South Central Kansas Regional Medical Center),
7.000%, 9-1-38	2,000	2,087
City of Olathe, Kansas, Special Obligation Tax Increment Revenue Bonds (West Village Center Project), Series 2007,
5.450%, 9-1-22	1,000	820
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2001 Series A-1,
6.300%, 12-1-32	290	303
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series A-5,
5.550%, 12-1-33	1,870	1,975
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series B-4,
5.900%, 12-1-34	1,055	1,084
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series A-2,
5.650%, 6-1-35	1,135	1,162
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2004 Series A-4,
5.625%, 6-1-36	500	511
Unified Government of Wyandotte County/Kansas City,
      Kansas, Tax-Exempt Sales Tax Special Obligation Revenue
      Refunding Bonds (Redevelopment Project Area B),
      2nd Lien Series 2005 ("2nd Lien 2005 Turbo Bonds"),

5.000%, 12-1-20	3,000	2,956
Unified Government of Wyandotte County/Kansas City, Kansas, Transportation Development District Sales Tax Revenue Bonds (NFM-Cabela's Project), Series 2006,
5.000%, 12-1-27	745	692
		11,590
Louisiana - 0.75%
Jefferson Parish Hospital District No. 1, Parish of Jefferson, State of Louisiana, Fixed Rate Hospital Revenue Bonds, Series 1998B,
5.250%, 1-1-28	1,000	1,042
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds (Shreveport Airport Cargo Facility Project), Series 2008C,
7.000%, 1-1-33	1,000	1,070
New Orleans Aviation Board, Revenue Refunding Bonds (Restructuring GARBs), Series 2009 A-1,
6.000%, 1-1-23	1,500	1,659
New Orleans Aviation Board, Gulf Opportunity Zone CFC Revenue Bonds (Consolidated Rental Car Project) Series 2009A,
6.500%, 1-1-40	1,000	1,023
		4,794
Maine - 0.33%
Maine Educational Loan Authority, Student Loan Revenue Bonds (Supplemental Education Loan Program), Series 2009A-3,
5.875%, 12-1-39	2,000	2,133

Maryland - 0.32%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds),
5.375%, 3-1-15	2,000	2,078

Massachusetts - 0.86%
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue I, Series 2009,
6.000%, 1-1-28	1,000	1,072
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series D,
5.250%, 10-1-21	2,500	2,848
Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series A (2009),
5.750%, 7-1-39	1,615	1,596
		5,516
Michigan - 3.29%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.250%, 4-1-23	3,220	2,545
City of Detroit, Michigan Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Modal Fixed Rate), Series 2003(B),
7.500%, 7-1-33	2,000	2,361
Board of Regents of Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A,
5.800%, 6-1-13	1,530	1,761
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	40	40
Board of Trustees of Grand Valley, State University, General Revenue Bonds, Series 2009,
5.750%, 12-1-34	1,000	1,060
State Building Authority, State of Michigan, 2008 Revenue and Revenue Refunding Bonds, Series I (Facilities Program),
6.000%, 10-15-38	2,000	2,157
Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Henry Ford Health System) Series 2009,
5.750%, 11-15-39	4,750	4,573
City of Royal Oak Hospital Finance Authority, Hospital Revenue and Refunding Bonds (William Beaumont Hospital Obligated Group), Series 2009V,
8.000%, 9-1-29	3,950	4,615
City of Royal Oak Hospital Finance Authority, Hospital Revenue and Refunding Bonds (William Beaumont Hospital Obligated Group), Series 2009W,
6.000%, 8-1-39	2,000	1,978
		21,090
Minnesota - 1.64%
City of Minneapolis, Health Care System Revenue Bonds, Series 2008A (Fairview Health Services),
6.750%, 11-15-32	1,000	1,101
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B:
5.750%, 1-1-13	2,345	2,430
5.750%, 1-1-15	5,000	5,126
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.250%, 5-15-36	2,000	1,855
		10,512
Mississippi - 0.66%
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series1996-C:
6.700%, 9-1-12	1,470	1,473
6.750%, 9-1-14	2,750	2,753
		4,226
Missouri - 4.75%
City of Belton, Missouri, Certificates of Participation, Series 2008,
5.125%, 3-1-25	1,000	1,033
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.250%, 3-1-24	2,265	1,988
The Industrial Development Authority of the County of Cape Girardeau, Missouri, Health Facilities Revenue Bonds (Saint Francis Medical Center), Series 2009A:
5.500%, 6-1-34	1,000	1,006
5.750%, 6-1-39	1,000	1,025
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.500%, 10-1-31	705	486
5.550%, 10-1-36	190	127
The Industrial Development Authority of the County of Grundy, Missouri, Health Facilities Revenue Bonds (Wright Memorial Hospital), Series 2009,
6.750%, 9-1-34	1,000	987
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.900%, 3-1-24	2,300	2,301
Public Water Supply District No. 1 of Lincoln County, Missouri, Certificates of Participation, Series 2009,
6.750%, 6-15-35	2,500	2,553
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds (The Children's Mercy Hospital), Series 2009,
5.625%, 5-15-39	2,500	2,503
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds, Barnes-Jewish, Inc./Christian Health Services, Series 1993A,
6.000%, 5-15-11	3,000	3,159
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Events Center Project), Series 2009A,
6.625%, 4-1-33	2,000	2,115
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Events Center Project), Series 2009F,
6.250%, 4-1-38	2,000	2,060
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D,
6.000%, 3-1-36	3,545	3,659
State Environmental Improvement and Energy Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program - Master Trust), Series 2001B,
5.500%, 7-1-10	1,500	1,519
Northwest Missouri State University, Housing System Revenue Bonds, Series 2003,
5.500%, 6-1-19	2,650	2,853
The City of St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A (Lambert-St. Louis International Airport),
5.250%, 7-1-18	1,000	1,045
		30,419
Nevada - 1.81%
City of Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,
8.000%, 6-15-30	3,000	3,470
Redevelopment Agency of the City of Mesquite, Nevada, Tax Increment Revenue Bonds, Series 2009,
7.375%, 6-1-24	1,000	1,033
Nevada Housing Division, Single Family Mortgage Bonds, 1998 Series A-1 Mezzanine Bonds,
5.350%, 4-1-16	185	185
Overton Power District No. 5 (Nevada), Special Obligation Revenue Bonds, Series 2008,
8.000%, 12-1-25	1,715	2,041
Truckee Meadows Water Authority, Nevada Water Revenue Refunding Bonds, Series 2007,
4.500%, 7-1-30	5,000	4,863
		11,592
New Hampshire - 1.20%
New Hampshire Health and Education Facilities Authority, FHA Insured Mortgage Revenue Bonds, LRGHealthcare Issue, Series 2009,
7.000%, 4-1-38	2,250	2,507
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
6.125%, 7-1-32	1,755	1,993
6.125%, 7-1-32	245	242
Business Finance Authority of the State of New Hampshire, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A,
6.125%, 10-1-39	1,500	1,473
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2006 Series A,
5.650%, 1-1-36	1,430	1,473
		7,688
New Jersey - 1.74%
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.250%, 1-1-23	1,350	1,360
County of Hudson, New Jersey, Refunding Certificates of Participation, Series 2002,
6.000%, 12-1-10	2,110	2,200
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health Issue, Series 2009A,
5.500%, 7-1-38	1,500	1,572
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.250%, 9-1-24	2,250	2,639
New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey Issue, Series 2009 B,
7.500%, 12-1-32	1,000	1,125
The City of Newark in the County of Essex, New Jersey, General Obligation School Purpose Refunding Bonds, Series 2002,
5.375%, 12-15-13	2,000	2,233
		11,129
New Mexico - 1.51%
City of Albuquerque, New Mexico, Airport Refunding Revenue Bonds, Series 2001,
5.375%, 7-1-15	3,365	3,447
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D,
6.000%, 1-1-37	1,885	1,968
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2008 Series D-2,
5.250%, 7-1-30	3,000	3,170
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001B,
5.750%, 9-15-21	1,000	1,099
		9,684
New York - 5.97%
Long Island Power Authority, Electric System General Revenue Bonds, Series 2009A,
6.250%, 4-1-33	1,000	1,141
The City of New York, General Obligation Bonds, Fiscal 2002 Series C,
5.500%, 3-15-15	2,000	2,211
The City of New York, General Obligation Bonds, Fiscal 2003 Series A,
5.750%, 8-1-14	2,000	2,201
The City of New York, General Obligation Bonds, Fiscal 2003 Series J,
5.500%, 6-1-19	3,990	4,306
The City of New York, General Obligation Bonds, Fiscal 2004 Series D,
5.250%, 10-15-21	6,110	6,512
New York City Industrial Development Agency, Pilot Revenue Bonds, Series 2009A (Yankee Stadium Project):
0.000%, 3-1-25 (B)	2,675	1,170
0.000%, 3-1-26 (B)	2,685	1,107
0.000%, 3-1-27 (B)	2,500	960
Dormitory Authority of the State of New York, City University System, Consolidated Fourth General Resolution Revenue Bonds, 2001 Series A,
5.500%, 7-1-17	2,000	2,149
Dormitory Authority of the State of New York, State University Educational Facilities, Revenue Bonds, Series 1990B:
7.500%, 5-15-11	590	637
7.500%, 5-15-11	355	364
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Sixth Series,
5.500%, 11-15-13	2,000	2,155
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.500%, 12-15-14	3,000	3,231
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Fifty-Second Series,
5.750%, 11-1-30	4,490	4,885
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.250%, 1-1-20	940	934
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	2,220	2,196
Tobacco Settlement Financing Corporation (State of New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Contingency Contract Secured),
5.500%, 6-1-21	2,000	2,115
		38,274
North Carolina - 1.39%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003C,
5.500%, 1-1-14	3,000	3,370
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,
6.750%, 1-1-24	1,000	1,166
North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (University Health Systems of Eastern Carolina), Series 2008E-2 Bonds,
6.000%, 12-1-36	2,495	2,723
North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,
5.750%, 1-1-39	1,000	1,052
North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009B,
0.000%, 1-1-37 (B)	3,000	568
		8,879
Ohio - 2.34%
County of Cuyahoga, Ohio, Revenue Bonds, Series 2003A (Cleveland Clinic Health System Obligated Group),
6.000%, 1-1-21	1,000	1,090
Greene County Port Authority, Adult Service Facility Revenue Bonds, Series 2009 (Greene, Inc. Project),
7.500%, 12-1-33	1,000	1,095
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.000%, 12-1-30	3,850	4,011
County of Lorain, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2001A (Catholic Healthcare Partners),
5.625%, 10-1-17	1,000	1,034
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Power Company Project), Series 2008A,
7.125%, 6-1-41	2,500	2,553
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Valley Electric Corporation Project) Series 2009E,
5.625%, 10-1-19	1,000	1,018
State of Ohio, Hospital Revenue Bonds, Series 2008A (Cleveland Clinic Health System Obligated Group),
5.250%, 1-1-33	2,000	2,031
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, 2008 Series J (Mortgage-Backed Securities Program),
6.200%, 9-1-33	2,000	2,140
		14,972
Oklahoma - 0.65%
Cleveland County Justice Authority, Sales Tax Revenue Bonds (Cleveland County Detention Facility Project) Series 2009B,
5.750%, 3-1-29	1,500	1,571
Oklahoma City Airport Trust, Junior Lien Tax-Exempt Bonds, Twenty-Seventh Series B,
5.750%, 7-1-16	1,490	1,510
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2008A,
5.875%, 1-1-28	1,000	1,101
		4,182
Oregon - 0.05%
State of Oregon, Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program), 1996 Series D,
6.375%, 7-1-27	340	342

Pennsylvania - 5.41%
Butler County Hospital Authority, Hospital Revenue Bonds, Series 2009B (Butler Health System Project),
7.250%, 7-1-39	1,000	1,111
Dauphin County General Authority, Health System Revenue Bonds, Series A of 2009 (Pinnacle Health System Project):
6.000%, 6-1-29	2,000	2,062
6.000%, 6-1-36	3,000	3,071
Lycoming County Authority, Health System Revenue Bonds, Series A of 2009 (Susquehanna Health System Project),
5.750%, 7-1-39	3,500	3,403
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Health Services Revenue Bonds (Allegheny Delaware Valley Obligated Group Project), Series A,
5.700%, 11-15-11	2,500	2,441
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002:
5.500%, 7-1-14	1,930	2,094
5.500%, 7-1-14	70	79
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series C of 2009,
0.000%, 6-1-33 (B)	4,000	3,008
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series D of 2009,
5.500%, 12-1-41	2,750	2,848
City of Philadelphia, Pennsylvania, General Obligation Refunding Bonds, Series 2008A,
5.250%, 12-15-24	10,750	11,394
Redevelopment Authority of the City of Philadelphia, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.500%, 7-1-35	1,500	1,122
Susquehanna Area Regional Airport Authority, Airport System Revenue Bonds, Series 2003A,
5.500%, 1-1-19	2,120	2,036
		34,669
Puerto Rico - 1.64%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2004A,
5.250%, 7-1-21	5,740	5,745
Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds, Series A (Senior Lien),
5.000%, 7-1-28	1,000	1,024
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A,
0.000%, 8-1-32 (B)	5,000	3,715
		10,484
Rhode Island - 0.51%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group Issue, Series 2009A,
6.250%, 5-15-30	1,590	1,727
Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, 2009 Senior Series A,
6.250%, 12-1-27	1,500	1,561
		3,288
South Carolina - 0.31%
South Carolina Jobs-Economic Development Authority, Student Housing Revenue Bonds (Coastal Housing Foundation, LLC Project), Series 2009A,
6.500%, 4-1-42	2,000	2,009

South Dakota - 0.34%
South Dakota Health and Educational Facilities Authority (Huron Regional Medical Center Issue), Revenue Bonds, Series 1994,
7.300%, 4-1-16	2,000	2,190

Tennessee - 0.80%
The Health and Educational Facilities Board of the City of Johnson City, Tennessee, Hospital First Mortgage Revenue Bonds (Mountain States Health Alliance), Series 2006A,
5.500%, 7-1-36	3,000	2,871
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.500%, 11-1-13	2,000	2,255
		5,126
Texas - 10.68%
City of Arlington, Texas, Special Tax Revenue Bonds, Series 2008,
5.500%, 8-15-27	2,000	2,219
Cass County Industrial Development Corporation (Texas), Environmental Improvement, Revenue Refunding Bonds, 2009 Series A,
9.250%, 3-1-24	2,500	3,200
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport, Joint Revenue Improvement and Refunding Bonds, Series 2001A,
5.875%, 11-1-17	1,280	1,323
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport, Joint Revenue Bonds, Series 2003A,
5.500%, 11-1-19	5,000	5,106
Dallas Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2008,
6.375%, 2-15-34	2,500	2,876
Frisco Independent School District (Collin and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2008A,
6.000%, 8-15-38	2,500	2,826
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002,
5.750%, 2-15-17	980	1,085
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Series 2001G,
5.750%, 11-15-15	1,500	1,534
Harris County Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series 2008B,
7.000%, 12-1-27	2,500	2,791
Harris County Health Facilities Development Corporation, Thermal Utility Revenue Bonds (Teco Project), Series 2008,
5.000%, 11-15-26	2,500	2,554
Hopkins County Hospital District (A political subdivision of the State of Texas located in Hopkins County), Hospital Revenue Bonds, Series 2008:
5.750%, 2-15-28	1,000	907
6.000%, 2-15-33	500	455
Lancaster Independent School District (Dallas County, Texas), Unlimited Tax School Building Bonds, Series 2004,
5.750%, 2-15-30	6,000	7,041
Lower Colorado River Authority, Refunding Revenue Bonds, Series 2008A,
6.250%, 5-15-28	2,500	2,800
Lufkin Health Facilities Development Corporation, Revenue Refunding and Improvement Bonds (Memorial Health System of East Texas), Series 2009,
6.250%, 2-15-37	3,000	2,905
North Texas Tollway Authority, System Revenue Refunding Bonds, Series 2008D,
0.000%, 1-1-30 (B)	25,000	7,790
City of Pharr, Texas Higher Education Finance Authority, Education Revenue Bonds (Idea Public Schools), Series 2009A,
6.500%, 8-15-39	1,000	999
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.000%, 11-15-36	4,000	3,399
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.750%, 11-15-37	3,000	2,684
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009,
6.875%, 12-31-39	2,000	2,038
Texas Turnpike Authority, Central Texas Turnpike System, First Tier Revenue Bonds, Series 2002-A,
0.000%, 8-15-26 (B)	24,500	10,243
Trinity River Authority of Texas (Tarrant County Water Project), Improvement Revenue Bonds, Series 2008,
5.750%, 2-1-26	1,500	1,650
		68,425
Vermont - 0.25%
Vermont Housing Finance Agency, Single Family Housing Bonds, Series 27,
5.500%, 11-1-37	1,530	1,582

Virgin Islands - 0.17%
Virgin Islands Public Finance Authority, Subordinated Revenue Bonds (Virgin Islands Matching Fund Loan Note - Diageo Project), Series 2009A,
6.750%, 10-1-37	1,000	1,058

Virginia - 1.77%
Isle of Wight County, Virginia, General Obligation Public Improvement Bonds, Series 2008B,
6.000%, 7-1-27	1,605	1,852
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A:
5.750%, 7-1-14	2,225	2,378
5.500%, 7-1-17	2,000	2,094
Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 2008 Series E,
6.375%, 1-1-36	2,075	2,229
Industrial Development Authority of Washington County, Virginia, Hospital Revenue Bonds (Mountain States Health Alliance), Series 2009C,
7.500%, 7-1-29	2,500	2,811
		11,364
Washington - 3.31%
Port of Seattle, Revenue Bonds, Series 2001B,
5.625%, 4-1-16	1,000	1,034
Spokane Public Facilities District, Regional Projects, Spokane Public Facilities District, Hotel/Motel Tax and Sales/Use Tax Bonds, Series 2003,
5.750%, 12-1-19	1,665	1,816
Washington Health Care Facilities Authority, Revenue Bonds, Series 2008 (Seattle Cancer Care Alliance),
7.125%, 3-1-29	2,500	2,708
Washington Health Care Facilities Authority, Revenue Bonds, Series 2009A (Swedish Health Services),
6.500%, 11-15-33	1,500	1,585
Washington Health Care Facilities Authority, Revenue Bonds, Series 2009 (Central Washington Health Services Association),
7.000%, 7-1-39	1,000	1,059
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.500%, 8-15-36	2,910	2,718
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds, Series 1989B,
7.125%, 7-1-16	8,200	10,290
		21,210
West Virginia - 0.58%
State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A,
0.000%, 11-1-13 (B)	4,000	3,692

Wisconsin - 0.51%
State of Wisconsin, General Fund Annual Appropriation Bonds of 2009, Series A,
5.750%, 5-1-33	1,000	1,093
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2009 (ProHealth Care, Inc. Obligated Group),
6.625%, 2-15-39	2,000	2,144
		3,237
Wyoming - 0.25%
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.750%, 6-1-34	675	567
Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, 2008 Series A,
5.500%, 1-1-28	1,000	1,048
		1,615

TOTAL MUNICIPAL BONDS - 96.47%		$618,178

(Cost: $584,190)

SHORT-TERM SECURITIES

Commercial Paper (D) - 0.94%
Citigroup Funding Inc.,
0.160%, 1-22-10	2,375	2,375
ITT Corporation,
0.090%, 1-4-10	3,638	3,638
		6,013
Municipal Obligations - 1.37%
The Town of Castle Rock, Colorado, Certificates of Participation, Series 2008 (Wells Fargo Bank, N.A.),
0.250%, 1-4-10 (A)	7,600	7,600
Westminster Economic Development Authority, City of
      Westminster, Colorado, Tax Increment Adjustable Rate
      Revenue Refunding Bonds (Mandalay Gardens Urban
      Renewal Project), Series 2009 (U.S. Bank National
      Association),

0.250%, 1-4-10 (A)	1,200	1,200
		8,800

TOTAL SHORT-TERM SECURITIES - 2.31%		$14,813

(Cost: $14,813)

TOTAL INVESTMENT SECURITIES - 98.78%		$632,991

(Cost: $599,003)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.22%		7,816

NET ASSETS - 100.00%		$640,807

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$ ––	$618,178	$ ––
Short-Term Securities	––	14,813	––

Total Investments in Securities	$ ––	$632,991	$ ––

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(B)Zero coupon bond.

(C)Purchased on a when-issued basis with settlement subsequent to December 31, 2009.

(D)Rate shown is the yield to maturity at December 31, 2009.

SCHEDULE OF INVESTMENTS
Municipal High Income Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama - 0.19%
Butler County Industrial Development Authority (Alabama), Environmental Improvement Revenue Bonds, 2008 Series A,
7.000%, 9-1-32	$1,000	$1,013

Arizona - 2.99%
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
1.250%, 2-1-42 (A)	2,500	2,230
The Industrial Development Authority of the County of Mohave, Tax Exempt Correctional Facilities Contract Revenue Bonds (Mohave Prison, LLC Expansion Project), Series 2008,
8.000%, 5-1-25	10,000	11,859
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Noah Webster Basic School Project), Series 2004A,
6.125%, 12-15-34	1,050	865
The Industrial Development Authority of the City of Tucson, Arizona, Education Revenue Bonds (Arizona Agribusiness and Equine Center, Inc. Project), Series 2004A,
6.125%, 9-1-34	1,380	1,148
		16,102
California - 6.31%
California Municipal Finance Authority, Educational Facilities Revenue Bonds (King/Chavez Academies Project), Series 2009A,
8.750%, 10-1-39	4,400	4,884
California Municipal Finance Authority, Education Revenue Bonds (American Heritage Education Foundation Project), Series 2006A,
5.250%, 6-1-36	1,000	832
California Pollution Control Financing Authority, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), Series 2003A,
5.000%, 11-1-38	3,000	3,113
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2007A,
5.450%, 2-1-48	3,000	3,053
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2007C,
5.300%, 2-1-49	5,185	5,250
California Statewide Communities Development Authority, FHA Insured Mortgage Revenue Bonds (Methodist Hospital of Southern California Project), Series 2009,
6.625%, 8-1-29	2,500	2,824
California Statewide Communities Development Authority, Senior Living Revenue Bonds (Southern California Presbyterian Homes), Series 2009,
7.000%, 11-15-29	1,350	1,419
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1 Senior Current Interest Bonds,
5.125%, 6-1-47	4,500	3,045
Redevelopment Agency of the City of Hollister, Hollister Community Development Project Tax Allocation Bonds, Series 2009 (County of San Benito, California) (Bank Qualified):
6.750%, 10-1-24	380	416
6.500%, 10-1-26	380	404
6.625%, 10-1-27	330	353
6.750%, 10-1-28	430	462
6.750%, 10-1-29	400	427
7.000%, 10-1-32	1,000	1,076
Certificates of Participation, Evidencing Proportionate Interests of the Holders Thereof in Installment Payments to be Paid by Palomar Pomerado Health, San Diego County, California,
6.625%, 11-1-29	1,800	1,803
6.750%, 11-1-39	900	897
Community Facilities District No. 15 (Mission Ranch) of Riverside Unified School District, Special Tax Bonds, 2009 Series A (Improvement Area No. 3),
6.750%, 9-1-39	1,000	986
Redevelopment Agency of the City of San Buenaventura, Merged San Buenaventura Redevelopment Project, 2008 Tax Allocation Bonds:
7.750%, 8-1-28	1,000	1,119
8.000%, 8-1-38	1,400	1,570
		33,933
Colorado - 7.32%
Church Ranch Metropolitan District, City of Westminster, Colorado, General Obligation Limited Tax Bonds, Series 2003,
6.000%, 12-1-33	1,160	979
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (The Classical Academy Project), Series 2008B,
8.000%, 12-1-38	1,200	1,306
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (The Classical Academy Project), Series 2008A,
7.400%, 12-1-38	2,700	3,125
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Twin Peaks Charter Academy Project), Series 2008,
7.000%, 11-15-38	4,000	4,515
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities Project), Series 2006A,
5.750%, 1-1-37	3,200	2,528
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities - Clermont Park Project), Series 2009A:
8.250%, 1-1-24	875	924
9.000%, 1-1-34	750	793
Confluence Metropolitan District (in the Town of Avon, Colorado), Tax Supported Revenue Bonds, Series 2007:
5.400%, 12-1-27	1,000	769
5.450%, 12-1-34	1,000	709
Granby Ranch Metropolitan District (in the Town of Granby, Colorado), Limited Tax General Obligation Bonds, Series 2006,
6.750%, 12-1-36	3,000	2,372
Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2008,
6.200%, 12-1-37	5,000	4,838
North Range Metropolitan District No. 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2007,
5.500%, 12-15-37	4,900	3,417
Pine Bluffs Metropolitan District (in the Town of Parker), Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2004,
7.250%, 12-1-24 (B)	3,325	2,323
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003,
6.050%, 12-1-33	1,245	1,046
Sorrel Ranch Metropolitan District (in the City of Aurora), Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.750%, 12-1-36	1,445	1,124
Tallgrass Metropolitan District, Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding and Improvement Bonds, Series 2007,
5.250%, 12-1-37	1,921	1,469
Tallyn's Reach Metropolitan District No. 3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.750%, 12-1-33	1,000	1,027
Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008,
7.750%, 12-1-37	3,000	2,613
Wildgrass Metropolitan District (in the City and County of Broomfield, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding Bonds, Series 2007,
6.200%, 12-1-34	3,800	3,562
		39,439
Connecticut - 1.21%
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Light and Power Company Project - 1993B Series),
5.950%, 9-1-28	2,500	2,524
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.500%, 1-1-14	4,000	4,010
		6,534
Delaware - 0.16%
Sussex County, Delaware, Adjustable Rate First Mortgage Revenue Bonds (Cadbury at Lewes Project), Series 2006B:
5.900%, 1-1-26	375	306
6.000%, 1-1-35	700	535
		841
Florida - 1.65%
Brevard County, Florida, Industrial Development Revenue Bonds (TUFF Florida Tech Project), Series 2009:
6.500%, 11-1-29	2,250	2,235
6.750%, 11-1-39	2,250	2,230
Florida Development Finance Corporation, Revenue Bonds, Series 2008A (Sculptor Charter School Project),
7.250%, 10-1-38	2,000	1,870
Hillsborough County Industrial Development Authority, Industrial Development Revenue Bonds, Health Facilities Projects, Series 2008B (University Community Hospital),
8.000%, 8-15-32	2,300	2,518
		8,853
Georgia - 0.60%
Development Authority of Clayton County (Georgia), Special Facilities Revenue Bonds (Delta Air Lines, Inc. Project), Series 2009A,
8.750%, 6-1-29	1,000	1,014
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A:
7.400%, 1-1-24	660	630
7.400%, 1-1-34	1,725	1,556
		3,200
Guam - 0.52%
Government of Guam, General Obligation Bonds, 2009 Series A,
7.000%, 11-15-39	2,700	2,783

Hawaii - 0.28%
Department of Budget and Finance of the State of Hawaii, Special Purpose Senior Living Revenue Bonds (15 Craigside Project), Series 2009A:
8.750%, 11-15-29	400	438
9.000%, 11-15-44	1,000	1,060
		1,498
Illinois - 6.96%
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A:
5.000%, 5-1-26	4,355	3,541
5.700%, 5-1-36	1,500	1,240
City of Fairview Heights, Illinois, Tax Increment Refunding Revenue Bonds (Shoppes at St. Clair Square Redevelopment Project), Series 2009A,
8.000%, 12-1-28	3,000	3,294
Illinois Finance Authority, Revenue Bonds (Three Crowns Park Project), Series 2006A:
5.875%, 2-15-26	1,000	905
5.875%, 2-15-38	1,400	1,186
Illinois Finance Authority, Revenue Bonds (Rush University Medical Center Obligated Group), Series 2009A,
7.250%, 11-1-38	2,500	2,760
Illinois Finance Authority, Revenue Bonds, Series 2009 (Silver Cross Hospital and Medical Centers),
7.000%, 8-15-44	5,800	5,934
Illinois Finance Authority, Revenue Bonds, Series 2009C (Rush University Medical Center Obligated Group),
6.625%, 11-1-39	2,750	2,926
Illinois Health Facilities Authority Series 2003A-1 (Villa St. Benedict Project),
6.900%, 11-15-33 (B)	2,600	780
Southwestern Illinois Development Authority, Senior Care Facility Revenue Bonds, Series 2006 (Eden Retirement Center, Inc. Project),
5.850%, 12-1-36	2,675	1,921
Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Series 2007 (City of Collinsville Limited Incremental Sales Tax Project),
5.350%, 3-1-31	1,250	939
Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Series 2008 (City of Granite City Project),
7.000%, 12-1-22	6,000	6,031
Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Series 2009 (City of Granite City Project),
8.000%, 1-15-22	2,300	2,457
City of Springfield, Sangamon County, Illinois, Special Service Area (Legacy Pointe) Ad Valorem Tax Bonds, Series 2009,
7.875%, 3-1-32	3,500	3,507
		37,421
Indiana - 1.35%
City of Hammond (Indiana), Redevelopment District Revenue Bonds, Series 2008 (Marina Area Project),
6.000%, 1-15-17	2,000	2,030
Indiana Finance Authority, Educational Facilities Revenue Bonds, Series 2009A (Irvington Community School Project),
9.000%, 7-1-39	1,400	1,602
Westfield Redevelopment District, Tax Increment Revenue Bonds of 2009,
6.500%, 2-1-30	2,000	2,003
City of Whiting (Indiana), Redevelopment District Tax Increment Revenue Bonds, Series 2006 (Standard Avenue Project),
5.350%, 1-15-27	1,990	1,635
		7,270
Iowa - 2.33%
City of Cedar Rapids, Iowa, First Mortgage Revenue Bonds, Series 1998-A (Cottage Grove Place Project),
5.875%, 7-1-28	5,000	3,432
City of Cedar Rapids, Iowa, First Mortgage Adjustable Revenue Bonds, Series 2004 (Cottage Grove Place Project),
6.500%, 7-1-33	4,295	3,870
City of Coralville, Iowa (Coralville Marriott Hotel and
      Convention Center), Certificates of Participation
      Evidencing Undivided Proportionate Interests in Base
      Lease Payments Pursuant to a Lease Purchase Agreement,
      Series 2006D,

5.250%, 6-1-26	1,200	1,218
Iowa Finance Authority, Retirement Community Revenue Bonds (Edgewater, a Wesley Active Life Community, LLC Project), Series 2007A,
6.750%, 11-15-37	4,500	3,992
		12,512
Kansas - 3.53%
Arkansas City, Kansas Public Building Commission, Revenue Bonds, Series 2009 (South Central Kansas Regional Medical Center),
7.000%, 9-1-38	3,300	3,443
City of Atchison, Kansas, Hospital Revenue Bonds (Atchison Hospital Association), Series 2008A,
6.750%, 9-1-30	2,920	2,735
City of Lenexa, Kansas, Special Obligation Tax Increment Revenue Bonds (City Center East Project I), Series 2007,
6.000%, 4-1-27	4,920	4,112
City of Olathe, Kansas, Senior Living Facility Revenue Bonds (Catholic Care Campus, Inc.), Series 2006A,
6.000%, 11-15-38	4,750	3,810
City of Olathe, Kansas, Special Obligation Tax Increment Revenue Bonds (West Village Center Project), Series 2007,
5.500%, 9-1-26	1,000	784
City of Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds (The Olathe Gateway TDD No. 1a Project), Series 2006:
5.000%, 12-1-16	1,325	929
5.000%, 12-1-28	1,850	961
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation:
5.750%, 1-15-06 (B)	75	19
6.250%, 1-15-13 (B)	270	68
6.375%, 1-15-20 (B)	325	81
6.500%, 1-15-28 (B)	4,470	1,117
Wilson County, Kansas, Hospital Revenue Bonds, Series 2006,
6.200%, 9-1-26	1,000	929
		18,988
Louisiana - 0.54%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds (Shreveport Airport Cargo Facility Project), Series 2008C,
7.000%, 1-1-33	1,000	1,070
New Orleans Aviation Board, Gulf Opportunity Zone CFC Revenue Bonds (Consolidated Rental Car Project) Series 2009A,
6.500%, 1-1-40	1,800	1,842
		2,912
Massachusetts - 1.34%
Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (The Groves in Lincoln Issue), Series 2009A,
7.875%, 6-1-44	1,100	1,088
Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (The Groves in Lincoln Issue), Series 2009C-2,
6.250%, 6-1-14	2,800	2,802
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds:
5.500%, 12-1-13	1,000	990
5.600%, 12-1-19	2,500	2,318
		7,198
Michigan - 3.90%
The Economic Development Corporation of the City of Dearborn (Michigan), Limited Obligation Revenue and Refunding Revenue Bonds (Henry Ford Village, Inc. Project), Series 2008:
6.000%, 11-15-18	1,090	1,008
7.000%, 11-15-38	2,250	1,982
City of Detroit, Michigan Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Modal Fixed Rate), Series 2001(C-1),
7.000%, 7-1-27	3,300	3,873
City of Detroit, Michigan Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Modal Fixed Rate), Series 2003(B),
7.500%, 7-1-33	3,800	4,485
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.750%, 9-1-17	1,500	1,342
Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds (Michigan Technical Academy Project), Series 2006:
6.375%, 2-1-26	1,000	848
6.500%, 2-1-36	1,000	814
City of Royal Oak Hospital Finance Authority, Hospital Revenue and Refunding Bonds (William Beaumont Hospital Obligated Group), Series 2009V,
8.250%, 9-1-39	5,600	6,623
		20,975
Minnesota - 0.60%
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.250%, 5-15-36	3,500	3,246

Missouri - 13.95%
City of Arnold, Missouri, Real Property Tax Increment Revenue Bonds (Arnold Triangle Redevelopment Project), Series 2009A,
7.750%, 5-1-28	4,000	4,284
City of Ballwin, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.250%, 10-1-17	2,200	2,008
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004:
6.000%, 3-1-19	2,610	2,362
6.250%, 3-1-24	1,000	878
The Industrial Development Authority of the City of Branson, Missouri, Tax Increment Revenue Bonds, Series 2006A (Branson Shoppes Redevelopment Project),
5.950%, 11-1-29	3,000	2,424
The Industrial Development Authority of the City of Bridgeton, Missouri, Sales Tax Revenue Bonds, Series 2008A (Hilltop Community Improvement District Project),
5.875%, 11-1-35	2,500	1,816
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.875%, 12-1-31	675	433
6.125%, 12-1-36	675	433
City of Chillicothe, Missouri, Tax Increment Revenue Bonds (South U.S. 65 Project), Series 2006:
5.625%, 4-1-24	860	712
5.625%, 4-1-27	1,500	1,204
Crossings Community Improvement District, Revenue Bonds (Wildwood, Missouri), Series 2006,
5.000%, 3-1-26	2,000	1,763
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.750%, 4-15-20	4,000	3,679
The Elm Point Commons Community Improvement District (St. Charles, Missouri), Special Assessment Revenue Bonds, Series 2007,
5.750%, 3-1-27	1,770	1,501
The Industrial Development Authority of the City of Grandview, Missouri, Tax Increment Revenue Bonds, Series 2006 (Grandview Crossing Project 1),
5.750%, 12-1-28	1,000	465
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.250%, 10-1-21	500	388
5.400%, 10-1-26	760	547
5.500%, 10-1-31	1,160	798
5.550%, 10-1-36	285	191
City of Jennings, Missouri, Tax Increment and Community Improvement Refunding Revenue Bonds, Series 2006 (Northland Redevelopment Area Project),
5.000%, 11-1-23	2,600	2,197
The Industrial Development Authority of the City of Kansas City, Missouri, Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994:
6.250%, 1-1-24	5,400	4,723
6.500%, 1-1-35	2,900	2,409
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.900%, 3-1-24	2,500	2,502
Lakeside 370 Levee District (St. Charles County, Missouri), Levee District Improvement Bonds, Series 2008,
7.000%, 4-1-28	5,700	5,555
The Industrial Development Authority of the City of Lee's Summit, Missouri, Infrastructure Facilities Revenue Bonds (Kensington Farms Improvement Project), Series 2007,
5.750%, 3-1-29	1,185	940
The Industrial Development Authority of the City of Lee's Summit, Missouri, Senior Living Facilities Revenue Bonds (John Knox Village Obligated Group), Series 2007A,
5.125%, 8-15-32	3,700	3,228
City of Liberty, Missouri, Tax Increment Revenue Bonds (Liberty Triangle Project), Series 2004,
5.750%, 9-1-24	650	563
M150 and 135th Street Transportation Development District, Transportation Sales Tax Revenue Bonds (State Line Station Project-Kansas City, Missouri), Series 2004,
6.000%, 10-1-34	2,700	2,729
City of Maplewood, Missouri, Tax Increment Refunding Revenue Bonds, Series 2005 (Maplewood South Redevelopment Area Project),
5.750%, 11-1-26	1,700	1,403
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Events Center Project), Series 2008D,
5.750%, 4-1-33	750	790
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of St. Joseph, Missouri - Triumph Foods, LLC Project), Series 2004A,
6.000%, 3-1-15	1,000	1,061
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri) (Branson Landing Project), Series 2004A:
5.500%, 12-1-24	2,000	2,017
5.625%, 12-1-28	1,000	1,003
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri - Branson Landing Project), Series 2005A,
6.000%, 6-1-20	1,000	1,065
Missouri Development Finance Board, Research Facility Revenue Bonds, Series 2007 (Midwest Research Institute Project),
4.500%, 11-1-27	3,500	2,715
The Industrial Development Authority of the County of Platte County, Missouri, Transportation Revenue Bonds (Zona Rosa Phase II Retail Project), Series 2007,
6.850%, 4-1-29	3,225	2,922
City of Riverside, Missouri, L-385 Levee Redevelopment Plan, Tax Increment Revenue Bonds (L-385 Levee Project), Series 2004,
5.250%, 5-1-20	2,000	2,016
The Industrial Development Authority of St. Joseph, Missouri, Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.000%, 8-15-32	3,000	2,583
The Industrial Development Authority of the City of
      St. Louis, Missouri, Tax Increment and Community
      Improvement District Refunding Revenue Bonds,
      Series 2007 (Loughborough Commons Redevelopment
      Project),

5.750%, 11-1-27	1,500	1,346
Stone Canyon Community Improvement District, Independence, Missouri, Revenue Bonds (Public Infrastructure Improvement Project), Series 2007,
5.750%, 4-1-27	1,250	965
University Place Transportation Development District (St. Louis County, Missouri), Subordinate Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2009,
7.500%, 4-1-32	4,000	4,449
		75,067
Nevada - 3.09%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003:
5.800%, 8-1-15	1,905	1,880
6.100%, 8-1-18	1,435	1,386
6.375%, 8-1-23	2,430	2,282
City of Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,
8.000%, 6-15-30	6,500	7,518
Overton Power District No. 5 (Nevada), Special Obligation Revenue Bonds, Series 2008,
8.000%, 12-1-38	3,000	3,529
		16,595
New Hampshire - 1.54%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
5.000%, 7-1-12	390	406
5.750%, 7-1-22	2,000	1,986
Business Finance Authority of the State of New Hampshire, Pollution Control Refunding Revenue Bonds (The United Illuminating Company Project-1997 Series A),
7.125%, 7-1-27	5,000	5,459
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.000%, 2-1-13 (C)	425	415
		8,266
New Jersey - 2.93%
Burlington County Bridge Commission (Burlington County, New Jersey), Economic Development Bonds (The Evergreens Project), Series 2007,
5.625%, 1-1-38	1,750	1,512
New Jersey Economic Development Authority, Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A,
5.500%, 4-1-12	3,750	3,736
New Jersey Economic Development Authority, Special Facility Revenue Bonds (Continental Airlines, Inc. Project), Series 1999,
6.250%, 9-15-19	5,500	5,078
New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey Issue, Series 2009 B,
7.500%, 12-1-32	2,500	2,812
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A,
5.000%, 6-1-41	3,760	2,597
		15,735
New York - 3.50%
Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue Bonds (Amsterdam at Harborside Project), Series 2007A,
6.700%, 1-1-43	4,000	3,515
New York City Industrial Development Agency, Special Facility Revenue Bonds, Series 2005 (American Airlines, Inc. John F. Kennedy International Airport Project),
7.750%, 8-1-31	3,500	3,421
Suffolk County Industrial Development Agency (New York), Assisted Living Facility Revenue Bonds (Medford Hamlet Assisted Living Project), Series 2005,
6.375%, 1-1-39	2,000	1,457
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.250%, 1-1-20	2,600	2,584
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	4,600	4,549
Suffolk County Industrial Development Agency (New York), Continuing Care Retirement Community, Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project - Series 2000A),
8.000%, 10-1-20	1,800	1,850
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project), Series 2001B,
7.125%, 7-1-31	1,455	1,420
		18,796
North Carolina - 0.28%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Pennybyrn at Maryfield Project), Series 2005A,
5.650%, 10-1-25	2,000	1,481

Ohio - 3.12%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2,
5.750%, 6-1-34	2,000	1,611
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007,
6.500%, 6-1-47	4,850	3,988
Greene County Port Authority, Adult Service Facility Revenue Bonds, Series 2009 (Greene, Inc. Project),
7.500%, 12-1-33	3,900	4,271
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Power Company Project), Series 2008A,
7.125%, 6-1-41	2,000	2,042
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Valley Electric Corporation Project) Series 2009E,
5.625%, 10-1-19	1,600	1,629
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	3,875	3,261
		16,802
Oklahoma - 1.26%
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005A,
6.125%, 11-15-25	2,000	1,778
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005,
6.000%, 11-15-38	3,050	2,497
The Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Waste Management of Oklahoma, Inc. Project), Series 2004A,
7.000%, 12-1-21	2,400	2,496
		6,771
Oregon - 1.10%
The Hospital Facility Authority of Deschutes County, Oregon, Hospital Revenue Refunding Bonds (Cascade Healthcare Community, Inc.), Series 2008,
8.250%, 1-1-38	5,000	5,933

Pennsylvania - 2.10%
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System), Series 2007A:
5.000%, 11-15-17	3,000	2,676
5.000%, 11-15-28	1,500	1,118
Butler County Hospital Authority, Hospital Revenue Bonds, Series 2009B (Butler Health System Project),
7.250%, 7-1-39	3,000	3,332
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital):
7.300%, 7-1-12	1,850	1,713
7.350%, 7-1-22	3,400	2,431
		11,270
Puerto Rico - 0.97%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A,
6.375%, 8-1-39	4,800	5,206

Rhode Island - 0.25%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.750%, 10-1-14	1,400	1,324

South Carolina - 0.91%
South Carolina Jobs - Economic Development Authority, Revenue Bonds (The Woodlands at Furman Project), Series 2007A:
6.000%, 11-15-37	1,000	691
6.000%, 11-15-42	2,500	1,696
South Carolina Jobs-Economic Development Authority, Student Housing Revenue Bonds (Coastal Housing Foundation, LLC Project), Series 2009A,
6.500%, 4-1-42	2,500	2,511
		4,898
Tennessee - 0.99%
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee) Gas System Revenue Refunding Bonds, Series 2005:
6.800%, 5-1-19	1,900	1,820
6.900%, 5-1-29	3,750	3,479
		5,299
Texas - 11.24%
Alliance Airport Authority, Inc., Special Facilities Revenue Bonds, Series 1991 (American Airlines, Inc. Project),
7.000%, 12-1-11	4,900	4,690
Alliance Airport Authority, Inc., Special Facilities Revenue Refunding Bonds, Series 2007 (American Airlines, Inc. Project),
5.250%, 12-1-29	2,750	1,629
Cass County Industrial Development Corporation (Texas), Environmental Improvement Revenue Bonds, 2009 Series A,
9.500%, 3-1-33	3,900	4,819
City of Hackberry, Texas (A municipal corporation of the
      State of Texas located in Denton County), Combination
      Special Assessment and Contract Revenue Road Bonds,
      Series 2009A (Hackberry Hidden Cove Public
      Improvement District No. 2 Project),

9.000%, 9-1-38	4,000	4,097
Harris County Cultural Education Facilities Finance Corporation, Revenue Refunding Bonds, Senior Series 2009 (Space Center Houston Project),
7.000%, 8-15-28	4,500	4,518
Harris County Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series 2008B,
7.250%, 12-1-35	2,000	2,248
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (The Village at Gleannloch Farms, Inc. Project), Series 2006A:
5.250%, 2-15-12	600	592
5.250%, 2-15-13	600	585
5.250%, 2-15-14	700	671
5.250%, 2-15-15	700	658
5.500%, 2-15-27	1,500	1,183
Hopkins County Hospital District (A political subdivision of the State of Texas located in Hopkins County), Hospital Revenue Bonds, Series 2008,
6.000%, 2-15-38	1,600	1,437
La Vernia Higher Education Finance Corporation (Winfree Academy Charter School), Education Revenue Bonds, Series 2009,
9.000%, 8-15-38	5,900	6,987
KIPP, Inc., Education Revenue Bonds, Series 2009A (Issued by La Vernia Higher Education Finance Corporation),
6.375%, 8-15-44	2,000	1,966
Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue and Refunding Bonds (Carillon Senior Life Care Community Project), Series 2005A,
6.625%, 7-1-36	5,000	4,306
Lufkin Health Facilities Development Corporation, Revenue Refunding and Improvement Bonds (Memorial Health System of East Texas), Series 2009,
6.250%, 2-15-37	4,500	4,357
City of Pharr, Texas Higher Education Finance Authority, Education Revenue Bonds (Idea Public Schools), Series 2009A:
6.250%, 8-15-29	900	895
6.500%, 8-15-39	1,800	1,797
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A:
6.000%, 11-15-26	500	450
6.000%, 11-15-36	5,015	4,261
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.750%, 11-15-37	5,000	4,473
Tarrant County Cultural Education Facilities Finance Corporation, Charter School Revenue Bonds (Trinity Basin Preparatory Project), Series 2009A:
7.300%, 6-1-29	500	539
7.750%, 6-1-39	1,200	1,320
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009,
6.875%, 12-31-39	2,000	2,038
		60,516
Utah - 0.76%
Municipal Building Authority of Uintah County, Utah, Lease Revenue Bonds, Series 2008A:
5.300%, 6-1-28	2,000	2,060
5.500%, 6-1-37	2,000	2,019
		4,079
Virginia - 3.87%
Economic Development Authority of James City County, Virginia, Residential Care Facility Revenue Bonds (Virginia United Methodist Homes of Williamsburg, Inc.), Series 2007A:
5.400%, 7-1-27	2,500	1,513
5.500%, 7-1-37	3,200	1,810
Industrial Development Authority of the City of Lexington, Virginia, Hospital Facility Revenue Bonds (Stonewall Jackson Hospital), Series 2000:
7.000%, 7-1-25	500	502
7.000%, 7-1-30	700	699
The Marquis Community Development Authority (Virginia), Revenue Bonds, Series 2007,
5.625%, 9-1-18	4,000	3,314
Norfolk Redevelopment and Housing Authority, First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A:
6.000%, 1-1-25	1,000	883
6.125%, 1-1-35	3,640	3,064
Norfolk Redevelopment and Housing Authority, Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.000%, 9-1-26	2,930	2,795
Industrial Development Authority of Smyth County (Virginia), Hospital Revenue Bonds (Mountain States Health Alliance), Series 2009B,
8.000%, 7-1-38	5,400	6,215
		20,795
Washington - 2.36%
Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A,
5.625%, 9-1-16	3,000	3,000
Port of Sunnyside, Yakima County, Washington, Revenue Bonds, 2008 (Industrial Wastewater Treatment System),
6.625%, 12-1-21	2,250	2,295
Public Hospital District No. 1, Skagit County, Washington (Skagit Valley Hospital), Hospital Revenue Bonds, 2007,
5.750%, 12-1-28	1,510	1,493
Washington Health Care Facilities Authority, Revenue Bonds, Series 2008 (Seattle Cancer Care Alliance),
7.375%, 3-1-38	4,100	4,529
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.500%, 8-15-36	1,500	1,401
		12,718
Wisconsin - 0.85%
Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Saint John's Communities, Inc.), Series 2009:
7.250%, 9-15-29	800	817
7.625%, 9-15-39	800	829
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2004A (Beaver Dam Community Hospitals, Inc. Project):
6.500%, 8-15-24	1,000	983
6.500%, 8-15-26	2,000	1,941
		4,570
Wyoming - 0.76%
Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, 2008 Series A,
5.500%, 1-1-38	4,000	4,112

TOTAL MUNICIPAL BONDS - 97.61%		$524,951

(Cost: $538,226)

SHORT-TERM SECURITIES

Master Note - 0.32%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (D)	1,731	1,731

Municipal Obligations - 0.77%
Exempla General Improvement District, City of Lafayette,
      Colorado, Special Improvement District No. 02-01, Special
      Assessment Revenue Refunding and Improvement Bonds,
      Series 2002 (Wells Fargo Bank, N.A.),

0.250%, 1-1-10 (A)	850	850
The City of New York, General Obligation Bonds, Fiscal 2006 Series E (Bank of America, N.A.),
0.190%, 1-4-10 (A)	1,300	1,300
New York State Housing Finance Agency, Archstone Westbury Housing Revenue Bonds, Series A (Bank of America, N.A.),
0.270%, 1-4-10 (A)	2,000	2,000
		4,150

TOTAL SHORT-TERM SECURITIES - 1.09%		$5,881

(Cost: $5,881)

TOTAL INVESTMENT SECURITIES - 98.70%		$530,832

(Cost: $544,107)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.30%		6,962

NET ASSETS - 100.00%		$537,794

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$ ––	$524,951	$ ––
Short-Term Securities	––	5,881	––

Total Investments in Securities	$ ––	$530,832	$ ––

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(B)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)Zero coupon bond.

(D)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 24, 2010

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 24, 2010